UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds

BlackRock Multi-Manager Alternative Strategies Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2018

Date of reporting period: 02/28/2018

Item 1 – Report to Stockholders

FEBRUARY 28, 2018

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock FundsSM

▶	BlackRock Multi-Manager Alternative Strategies Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended February 28, 2018, assets with higher risk and return potential, such as stocks and high-yield bonds, continued to deliver strong performance. Faster global growth drove the equity market, while rising interest rates constrained bond returns.

Emerging market stocks posted the strongest performance, as accelerating growth in China, the second-largest economy in the world, improved the outlook for corporate profits and economic growth across most developing nations. Chinese demand for commodities and other raw materials allayed concerns about the country’s banking system, leading to rising equity prices and foreign investment. Higher prices for industrial metals also bolstered the outlook for emerging-market countries.

Rising interest rates worked against high-quality assets with more interest rate sensitivity. Consequently, the 10-year U.S. Treasury — a bellwether of the bond market — posted a negative return, as rising energy prices, higher wages, and steady job growth drove expectations of higher inflation and interest rate increases by the U.S. Federal Reserve (the “Fed”).

The market’s performance reflected reflationary expectations early in the reporting period, as investors began to sense that a global recovery was afoot. Thereafter, many countries experienced sustained and synchronized growth for the first time since the financial crisis. Growth rates and inflation are still relatively low, but they are finally rising together.

The Fed responded to these positive developments by increasing short-term interest rates three times during the year. In October 2017, the Fed also began to reduce its balance sheet, while setting expectations for additional rate hikes in 2018.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) continued to expand their balance sheets despite nascent signs of sustained economic growth. Rising global growth and inflation, as well as limited bond supply, put steady pressure on other central banks to follow in the Fed’s footsteps. In October 2017, the ECB announced plans to cut its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus, as the country’s inflation rate remained below 2.0%.

Rising consumer confidence and improving business sentiment are driving momentum for the U.S. economy. If the Fed maintains a measured pace of stimulus reduction, to the extent that inflation rises, it’s likely to be accompanied by rising real growth and higher wages. That could lead to a favorable combination of moderately higher inflation, steadily rising interest rates, and improving growth in 2018. We continue to believe the primary risks to the economic expansion are trade protectionism, rapidly rising interest rates, and geopolitical tension. In particular, we are closely monitoring trade protectionism and the rise of populism in Western nations.

In December 2017, Congress passed a sweeping tax reform bill. The U.S. tax overhaul is likely to accentuate the existing reflationary themes, including faster growth and rising interest rates. Changing the corporate tax rate to a flat 21% will create many winners and losers among high-and-low tax companies, while the windfall from lower taxes could boost business and consumer spending.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of February 28, 2018
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	10.84%	17.10%
U.S. small cap equities (Russell 2000® Index)	8.30	10.51
International equities (MSCI Europe, Australasia, Far East Index)	7.12	20.13
Emerging market equities (MSCI Emerging Markets Index)	10.58	30.51
3-month Treasury bill (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.58	0.99
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(5.47)	(2.54)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.18)	0.51
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(1.15)	2.32
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.11	4.18
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of February 28, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Investment Objective

BlackRock Multi-Manager Alternative Strategies Fund’s (the “Fund”) investment objective is to seek total return.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended February 28, 2018, the Fund outperformed its benchmark, the ICE BofAML 3-Month U.S. Treasury Bill Index.

On April 19, 2018, the Board of Trustees of the Fund (the “Board”) approved a proposal to close the Fund to new investors and thereafter to liquidate the Fund. Effective June 22, 2018, the Fund will no longer accept purchase orders from new investors. The liquidation is expected to occur on or about June 29, 2018.

Underlying Fund Strategies

The Fund seeks to achieve its investment objective by allocating to multiple affiliated and unaffiliated investment managers (“Sub-Advisers”) that employ a variety of alternative investment strategies. Each of the Sub-Advisers generally provides day-to-day management for a portion of the Fund’s assets.

Within the Fund’s positioning, underlying investment strategies are diversified across various asset classes, including equity, fixed-income, commodities, foreign exchange, and assets associated with market volatility. However, notwithstanding their categorization for financial reporting purposes, many of the positions held provided exposure to multiple types of underlying strategies. These strategies include:

Relative Value Strategies seek to profit from mispricing of financial instruments relative to each other or historical norms. These strategies utilize quantitative and qualitative analysis to identify securities or spreads between securities that deviate from their theoretical fair value and/or historical norms.

Event Driven Strategies concentrate on companies that are subject to corporate events such as mergers, acquisitions, restructurings, spin-offs, shareholder activism, or special situations that alter a company’s financial structure or operating strategy. The intended goal of event driven strategies is to profit when the price of a security changes to reflect more accurately the likelihood and potential impact of the occurrence, or non-occurrence, of the extraordinary event. This can be done by taking a long position in a security or other financial instrument that is believed to be underpriced or a short position in a security or other financial instrument that is believed to be over-priced.

Fundamental Long/Short Strategies involve buying or selling securities believed to be overpriced or underpriced relative to their potential value. Investment strategies within the fundamental long/short discipline include long and short equity or credit-based strategies that emphasize a fundamental valuation framework and equity active value strategies where an active role is taken to enhance corporate value.

Directional Trading Strategies seek to profit from changes in macro-level exposures, such as interest rates, currencies, equities and commodities. This strategy may involve analyzing fundamental macroeconomic inputs, as well as technical information such as price, to identify investment opportunities across a broad array of asset classes and geographies. These strategies may also include model-driven trading strategies that use technical or fundamental inputs in order to make a trading decision across a portfolio of major global asset classes including fixed-income, foreign exchange, equities and commodities. Trading decisions are made systematically using a rules-based investment approach.

What factors influenced performance?

The Fund’s strategies all positively contributed to the Fund’s performance over the period led by fundamental long/short and directional trading strategies. GLG Long/Short Equity Program and LibreMax Capital Long/Short Credit Program were the two largest contributors to returns. In terms of specific positions, manufacturing and energy companies, residential mortgage-backed securities, collateralized loan obligations/collateralized debt obligations, equities and cross-asset class technical trading models all contributed to positive performance.

The Fund held derivatives during the period, including forward foreign currency exchange contracts, swaps, futures contracts and options. The use of derivatives contributed positively to performance during the period, primarily from systematic macro strategies. In terms of specific positions, future contracts, swaps, and forward foreign currency contracts all contributed to positive performance. Option contracts contributed negatively to performance. The Fund holds private investments, which detracted from performance, in part from mark-to-market losses from select private loans.

Describe recent portfolio activity.

During the period, the Fund decreased exposure to relative value strategies. Conversely, the Fund increased exposure to event driven strategies. The Fund also removed a fundamental long/short Sub-Adviser.

The Fund maintained a position in cash and cash equivalents as collateral against the Fund’s exposure including, but not limited to, total return swaps, interest rate swaps, credit default swaps, and futures. The Fund’s cash balance did not have a material impact on performance.

Describe portfolio positioning at period end.

At the end of the period, the Fund had the following approximate exposures to fund strategies: 25% long-short equity; 24% long-short credit; 26% event driven; 8% global macro; 8% managed futures; and 8% relative value.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of February 28, 2018 (continued)	BlackRock Multi-Manager Alternative Strategies Fund

Performance Summary for the Period Ended February 28, 2018

		Average Annual Total Returns(a)(b)
		1 Year		Since Inception(c)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	1.64%	1.33%	N/A	0.72%	N/A
Investor A	1.44	1.03	(4.28)%	0.44	(1.07)%
Investor C	1.14	0.31	(0.69)	(0.30)	(0.30)
ICE BofAML 3-Month U.S. Treasury Bill Index(d)	0.58	0.99	N/A	0.41	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 7 for a detailed description of share classes, including any related sales charges and fees.
(b)	The Fund allocates assets to multiple affiliated and unaffiliated investment managers that employ a variety of alternative investment strategies.
(c)	The Fund commenced operations on August 7, 2014.
(d)	An unmanaged index that tracks 3-month U.S. Treasury securities.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(c)
			Expenses Paid During the Period			Including Interest Expense, Dividend Expense and Broker Fees and Expenses on Short Sales		Excluding Interest Expense, Dividend Expense and Broker Fees and Expenses on Short Sales
	Beginning Account Value (09/01/17)	Ending Account Value (02/28/18)	Including Interest Expense, Dividend Expense and Broker Fees and Expenses on Short Sales(a)	Excluding Interest Expense, Dividend Expense and Broker Fees and Expenses on Short Sales(b)	Beginning Account Value (09/01/17)	Ending Account Value (02/28/18)	Expenses Paid During the Period(a)	Ending Account Value (02/28/18)	Expenses Paid During the Period(b)

Institutional	$1,000.00	$1,016.40	$10.20	$8.32	$1,000.00	$1,014.68	$10.19	$1,016.54	$8.32
Investor A	1,000.00	1,014.40	11.44	9.54	1,000.00	1,013.44	11.43	1,015.32	9.54
Investor C	1,000.00	1,011.40	15.16	13.28	1,000.00	1,009.72	15.15	1,011.59	13.28

(a)	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (2.04% for Institutional, 2.29% for Investor A, and 3.04% for Investor C), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year shown). The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.
(b)	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.66% for Institutional, 1.91% for Investor A, and 2.66% for Investor C), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year shown). The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.
(c)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 7 for further information on how expenses were calculated.

FUND SUMMARY	5

Fund Summary as of February 28, 2018 (continued)	BlackRock Multi-Manager Alternative Strategies Fund

Portfolio Information

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
BlackRock Event Driven Equity Fund, Institutional Class	23%
BlackRock Global Long/Short Equity Fund, Class K	7
Bear Stearns ALT-A Trust, Series 2005-10, Class 11A1	4
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class ER2	3
Ligado Networks LLC (FKA New LightSquared LLC), Junior Loan, (3 mo. LIBOR US + 12.500%, 1.000% Floor), (12.50% PIK)	3
Boussard & Gavaudan Holding Ltd.	2
FREMF Mortgage Trust, Series 2014-KS02, Class B	2
Bear Stearns ALT-A Trust, Series 2006-4, Class 23A4	2
KVK CLO Ltd., Series 2013-1A, Class DR	2
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2	2

TEN LARGEST INVESTMENTS SOLD SHORT

Security	Percent of Investments Sold Short
Zions Bancorporation	13%
iShares MSCI EAFE ETF	7
Alibaba Group Holding Ltd. — ADR	4
New York Times Co., Class A	4
Belden, Inc.	4
Dynegy, Inc.	4
SBI Holdings, Inc.	3
TCF Financial Corp.	3
Virtus Investment Partners, Inc.	3
Suzuki Motor Corp.	3

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments(a)
Investment Companies	37%
Asset-Backed Securities	15
Common Stocks	11
Non-Agency Mortgage-Backed Securities	10
Corporate Bonds	8
Preferred Securities	8
U.S. Government Sponsored Agency Securities	5
Floating Rate Loan Interests	4
Warrants	2

(a)	Total investments exclude short-term securities, options purchased, options written, futures contracts, forward foreign currency contracts, swaps and investments sold short.

SECTOR ALLOCATION — INVESTMENTS SOLD SHORT

Sector Type	Percent of Investments Sold Short
Financials	30%
Consumer Discretionary	14
Information Technology	12
Investment Companies	12
Utilities	10
Materials	8
Health Care	5
Industrials	3
Consumer Staples	3
Real Estate	1
Energy	1
Telecommunication Services	1

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance	BlackRock Multi-Manager Alternative Strategies Fund

Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Consolidated Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense example shown on the previous pages (which is based on a hypothetical investment of $1,000 invested on September 1, 2017 and held through February 28, 2018) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical example that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

ABOUT FUND PERFORMANCE	7

Consolidated Schedule of Investments (unaudited) February 28, 2018	BlackRock Multi-Manager Alternative Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities — 9.7%
AMSR Trust, Series 2016-SFR1, Class E, (1 mo. LIBOR US + 3.15%), 4.74%, 11/17/33 (a)(b)	USD	487	$495,335
Applebee’s Funding LLC / IHOP Funding LLC, Series 2014-1, Class A2, 4.28%, 9/05/44 (b)		740	721,094
CLUB Credit Trust:
Series 2017-P1, Class C, 5.02%, 9/15/23 (b)		460	460,819
Series 2017-P2, Class C1, 4.91%, 1/15/24 (b)		120	119,533
Goldentree Loan Management U.S. CLO Ltd., Series 2017-2A, Class E, (3 mo. LIBOR US + 4.70%), 6.27%, 11/28/30 (a)(b)		984	983,712
GSAMP Trust, Series 2004-NC2, Class M1, (1 mo. LIBOR US + 1.05%), 2.67%, 10/25/34 (a)		56	54,738
HSI Asset Securitization Corp. Trust, Series 2006-HE2, Class 2A4, (1 mo. LIBOR US + 0.22%), 1.84%, 12/25/36 (a)		469	208,330
Invitation Homes Trust, Series 2015-SFR3, Class F, (1 mo. LIBOR US + 4.75%), 6.33%, 8/17/32 (a)(b)		100	101,090
KVK CLO Ltd., Series 2013-1A, Class DR, (3 mo. LIBOR US + 2.95%), 4.67%, 1/15/28 (a)(b)		1,150	1,150,901
National Collegiate Student Loan Trust:
Series 2006-1, Class A5, (1 mo. LIBOR US + 0.35%), 1.97%, 3/25/33 (a)		324	296,947
Series 2006-4, Class A4, (1 mo. LIBOR US + 0.31%), 1.93%, 5/25/32 (a)		128	112,392
Series 2007-1, Class A4, (1 mo. LIBOR US + 0.31%), 1.93%, 10/25/33 (a)		560	483,885
Series 2007-2, Class A4, (1 mo. LIBOR US + 0.29%), 1.91%, 1/25/33 (a)		200	174,257
Northwoods Capital XV Ltd., Series 2017-15A, Class E, (3 mo. LIBOR US + 6.00%), 7.63%, 6/20/29 (a)(b)		499	501,104
Octagon Investment Partners 34 Ltd., Series 2017-1A, Class E1, (3 mo. LIBOR US + 5.50%), 6.98%, 1/20/30 (a)(b)		338	337,982
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class ER2, (3 mo. LIBOR US + 5.15%), 0.00%, 1/25/31 (a)(b)(c)		2,000	2,000,000
Parallel Ltd., Series 2015-1A, Class E, (3 mo. LIBOR US + 5.15%), 6.89%, 7/20/27 (a)(b)		281	279,116
Prosper Marketplace Issuance Trust, Series 2017-3A, Class C, 5.21%, 11/15/23 (b)		663	668,968
Specialty Underwriting & Residential Finance Trust, Series 2007-AB1, Class A2D, (1 mo. LIBOR US + 0.35%), 1.97%, 3/25/37 (a)		347	183,217
Starwood Waypoint Homes, Series 2017-1, Class E, (1 mo. LIBOR US + 2.60%), 4.19%, 1/17/35 (a)(b)		500	507,692

Total Asset-Backed Securities — 9.7% (Cost: $9,752,385)			9,841,112

Security	Shares	Value
Common Stocks — 7.2%

Auto Components — 0.1%
Autoliv, Inc. — SDR	858	$123,384

Banks — 0.2%
UniCredit SpA (d)	10,626	224,100

Capital Markets — 0.1%
Banca Generali SpA	4,265	140,947

Chemicals — 1.0%
Albemarle Corp.	730	73,314
Axalta Coating Systems Ltd. (d)	3,570	109,956
BASF SE	690	72,084
Covestro AG (b)	2,354	265,556
DowDuPont, Inc.	1,164	81,829
Linde AG (d)	651	144,457
LyondellBasell Industries NV, Class A	1,595	172,611
Monsanto Co.	408	50,335

		970,142
Commercial Services & Supplies — 0.5%
Befesa SA (b)(d)	6,804	342,123
ISS A/S	3,196	115,790

		457,913
Construction Materials — 0.4%
Buzzi Unicem SpA	5,340	131,222
LafargeHolcim Ltd. — Registered Shares	3,815	222,378

		353,600
Diversified Financial Services — 0.3%
Cerved Information Solutions SpA	6,460	83,139
EXOR NV	2,532	183,732

		266,871
Electric Utilities — 0.4%
Enel SpA	50,688	294,233
Verbund AG	2,736	72,585

		366,818
Electrical Equipment — 0.2%
Prysmian SpA	6,468	203,114

Electronic Equipment, Instruments & Components — 0.1%
China Railway Signal & Communication Corp. Ltd., Class H (b)	98,324	76,917

Energy Equipment & Services — 0.2%
Halliburton Co.	3,936	182,709

Food & Staples Retailing — 0.2%
Walgreens Boots Alliance, Inc. (d)	3,497	240,908

Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment Corp. (d)	5,341	67,836
Gamenet Group SpA (b)(d)	12,846	128,512

		196,348
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Energy Corp. (d)	5,112	96,872

Industrial Conglomerates — 0.0%
Siemens AG — Registered Shares	138	18,084

8	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Multi-Manager Alternative Strategies Fund (Percentages shown are based on Net Assets)

Security		Shares	Value
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc. (d)		75	$113,434

Internet Software & Services — 0.4%
Alphabet, Inc., Class A (d)		134	147,925
Facebook, Inc., Class A (d)		632	112,698
SINA Corp. (d)		575	67,235
United Internet AG — Registered Shares (d)		553	37,487

			365,345
Machinery — 0.2%
Atlas Copco AB, Class A		4,202	178,741

Media — 0.5%
Altice NV, Class B (d)		19,230	182,959
Comcast Corp., Class A		4,260	154,255
Liberty Global PLC, Class A (d)		3,512	109,364
Naspers Ltd. — ADR		1,554	85,703

			532,281
Metals & Mining — 0.2%
BHP Billiton PLC — ADR		2,443	99,723
MMC Norilsk Nickel PJSC — ADR		6,379	126,612

			226,335
Multi-Utilities — 0.1%
E.ON SE		14,760	149,659

Oil, Gas & Consumable Fuels — 0.7%
Anadarko Petroleum Corp. (d)		2,550	145,452
Berry Petroleum Co. LLC Escrow		208	2,080
Berry Petroleum Corp. (d)		15,668	141,012
Blue Ridge Mountain Resources, Inc. (d)		20,500	184,500
Tex Energy LLC (c)		20,008	18,808
Vanguard Natural Resources (c)		15,291	222,943
Vanguard Natural Resources, Inc. (d)		1,667	27,008

			741,803
Personal Products — 0.0%
Edgewell Personal Care Co. (d)		675	33,851

Pharmaceuticals — 0.2%
Bayer AG — Registered Shares		598	69,785
Novo Nordisk A/S, Class B		1,626	84,115

			153,900
Semiconductors & Semiconductor Equipment — 0.3%
Infineon Technologies AG		12,099	327,434

Software — 0.3%
Dell Technologies, Inc., Class V (d)		4,309	320,116

Trading Companies & Distributors — 0.2%
Brenntag AG		2,953	184,082

Total Common Stocks — 7.2% (Cost: $7,036,652)			7,245,708

	Par (000)
Corporate Bonds — 5.7%

Automobiles — 0.4%
Suzuki Motor Corp., 0.00%, 3/31/23 (e)(f)	JPY	30,000	423,520

Banks — 0.2%
Intesa Sanpaolo SpA, 5.71%, 1/15/26 (b)	USD	200	204,193

Commercial Services & Supplies — 0.2%
Live Nation Entertainment, Inc., 2.50%, 5/15/19 (e)(g)		118	157,742

Security		Par (000)	Value
Diversified Financial Services — 0.7%
Algeco Scotsman Global Finance PLC, 8.00%, 2/15/23 (b)	USD	420	$423,045
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 12.50%, 7/01/22 (b)		269	300,637

			723,682
Equity Real Estate Investment Trusts (REITs) — 0.6%
IH Merger Sub LLC, 3.50%, 1/15/22 (e)(g)		170	187,469
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
6.00%, 4/15/23 (b)		206	199,305
8.25%, 10/15/23		278	259,235

			646,009
Health Care Equipment & Supplies — 0.4%
Terumo Corp., 0.00%, 12/06/21 (e)(f)	JPY	30,000	421,763

Household Durables — 0.2%
K Hovnanian Enterprises, Inc., 10.00%, 7/15/22 (b)	USD	188	205,155

Internet Software & Services — 0.6%
SBI Holdings, Inc., 0.00%, 9/14/20 (e)(f)	JPY	40,000	545,480

Media — 0.3%
Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 3/15/20	USD	300	299,625

Metals & Mining — 0.6%
Allegheny Technologies, Inc., 5.95%, 1/15/21		195	198,656
Cleveland-Cliffs, Inc., 1.50%, 1/15/25 (e)(g)		186	202,352
First Majestic Silver Corp., 1.88%, 3/01/23 (b)(e)(g)		206	184,823

			585,831
Oil, Gas & Consumable Fuels — 0.4%
Berry Petroleum Co. LLC, 6.38%, 9/15/22 (c)(d)		400	—
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		224	222,947
EP Energy LLC/Everest Acquisition Finance, Inc., 9.38%, 5/01/24 (b)		206	151,925

			374,872
Specialty Retail — 0.9%
Guitar Center, Inc., 6.50%, 4/15/19 (b)		420	414,750
Mattel, Inc., 6.75%, 12/31/25 (b)		420	427,350
Rite Aid Corp., 6.13%, 4/01/23 (b)		75	75,375

			917,475
Trading Companies & Distributors — 0.2%
Kaman Corp., 3.25%, 5/01/24 (b)(e)(g)		178	200,594

Total Corporate Bonds — 5.7% (Cost: $5,599,530)			5,705,941

Floating Rate Loan Interests(h) — 2.8%

Diversified Telecommunication Services — 2.0%
Ligado Networks LLC (FKA New LightSquared LLC), Junior Loan, (3 mo. LIBOR US + 12.50%, 1.00% Floor), 14.02%, 12/07/20 (h)(i)		3,541	1,960,089

Oil, Gas & Consumable Fuels — 0.0%
VNR, Exit Term Loan, (1 mo. LIBOR US + 7.75%), 8.74%, 8/04/47 (h)		28	27,587

CONSOLIDATED SCHEDULE OF INVESTMENTS	9

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Multi-Manager Alternative Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Pharmaceuticals — 0.5%
P&L Development LLC (Aaron Industries LLC), Term Loan, (3 mo. LIBOR US + 8.00%, 1.00% Floor), 9.69%, 5/18/22 (c)(h)	USD	496	$498,136

Specialty Retail — 0.3%
Toys ‘R’ Us - Delaware, Inc., Initial Loan, (1 mo. LIBOR US + 8.75%, 1.00% Floor), 10.40%, 1/18/19 (c)(h)		305	299,622

Total Floating Rate Loan Interests — 2.8% (Cost: $4,251,257)			2,785,434

Foreign Government Obligations — 0.3%

Canada — 0.3%
Canadian Government Bond, 1.75%, 09/01/19	CAD	398	310,268

	Shares
Investment Companies — 24.2%
Aberdeen Asia-Pacific Income Fund, Inc.		17,530	83,618
Adams Natural Resources Fund, Inc.		2,538	46,547
Alerian MLP ETF		15,200	153,520
Altaba, Inc. (d)		2,792	208,981
BlackRock Event Driven Equity Fund, Institutional Class (o)		1,698,367	15,523,077
BlackRock Global Long/Short Equity Fund, Class K (d)(o)		419,815	4,987,401
Boussard & Gavaudan Holding Ltd. (d)		58,750	1,383,331
Cushing Energy Income Fund		3,167	28,091
Eaton Vance Senior Income Trust		15,742	102,480
ETRACS Monthly Pay 2xLeveraged Closed-End Fund ETN		2,465	40,426
ETRACS Monthly Pay 2xLeveraged Mortgage REIT ETN		4,992	67,292
Highland Floating Rate Opportunities Fund		22,013	352,868
Invesco Dynamic Credit Opportunities Fund		7,181	83,228
Invesco Municipal Opportunity Trust		4,300	50,783
Invesco Senior Income Trust		25,056	110,247
Nuveen AMT-Free Quality Municipal Income Fund		6,658	86,754
Nuveen California Quality Municipal Income Fund		3,700	49,913
Nuveen Credit Strategies Income Fund		15,637	126,503
Nuveen New York AMT-Free Quality Municipal Income Fund		2,847	35,047
Nuveen Quality Municipal Income Fund		2,325	30,620
Pershing Square Holdings Ltd. (d)		25,829	340,943
Prudential Short Duration High Yield Fund, Inc.		9,692	139,177
Putnam Municipal Opportunities Trust		1,540	18,187
SPDR Bloomberg Barclays Short Term High Yield Bond ETF		7,955	218,842
Voya Prime Rate Trust		27,458	141,958
Western Asset Global High Income Fund, Inc.		4,064	38,892
Western Asset High Income Opportunity Fund, Inc.		14,477	70,503

Total Investment Companies — 24.2% (Cost: $24,044,499)			24,519,229

	Par (000)
Non-Agency Mortgage-Backed Securities — 6.8%

Collateralized Mortgage Obligations — 5.1%
Alternative Loan Trust, Series 2005-79CB, Class A1, (1 mo. LIBOR US + 0.55%), 2.17%, 1/25/36 (a)	USD	99	72,517

Security	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Bear Stearns ALT-A Trust:
Series 2005-10, Class 11A1, (1 mo. LIBOR US + 0.50%), 2.12%, 1/25/36 (a)	USD	2,296	$2,382,608
Series 2006-4, Class 23A4, 3.44%, 8/25/36 (j)		1,811	1,251,400
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2, (1 mo. LIBOR US + 0.16%), 1.78%, 2/25/37 (a)		1,074	1,051,624
Structured Asset Mortgage Investments II Trust, Series 2007-AR1, Class 2A1, (1 mo. LIBOR US + 0.18%), 1.80%, 1/25/37 (a)		268	251,243
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-7, Class A1B, (1 mo. LIBOR US + 0.08%), 1.70%, 9/25/36 (a)		337	154,833

			5,164,225

Commercial Mortgage-Backed Securities — 1.7%
Commercial Mortgage Asset Trust, Series 1999-C1, Class F, 6.25%, 1/17/32 (b)		8	8,106
FREMF Mortgage Trust, Series 2014-KS02, Class B, (1 mo. LIBOR US + 5.00%), 6.58%, 8/25/23 (a)(b)		1,363	1,357,601
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-BXH, Class E, (1 mo. LIBOR US + 3.75%) 5.34%, 4/15/27 (a)(b)		312	309,419

			1,675,126

Total Non-Agency Mortgage-Backed Securities — 6.8% (Cost: $6,121,296)			6,839,351

	Beneficial Interest (000)
Other Interests — 0.0%(k)

Electric Utilities — 0.0%
Vistra Energy Corp. (c)(d)		1,200	12

Total Other Interests — 0.0% (Cost: $0)			12

	Par (000)
Preferred Securities — 5.2%
Capital Trusts — 0.3%

Banks — 0.3%
HSH N Funding II Via Banque de, 7.25% (l)		495	296,010

Total Capital Trusts — 0.3% (Cost: $112,815)			296,010

	Shares
Preferred Stocks — 4.9%

Capital Markets — 1.0%
2017 Mandatory Exchangeable Trust, 5.19%, 12/01/20 (b)(e)(g)		4,605	575,349
Virtus Investment Partners, Inc., Series D, 7.25%, 02/01/20 (e)(g)		4,309	458,736

			1,034,085

Chemicals — 0.4%
Rayonier Advanced Materials, Inc., Series A, 8.00%, 08/15/19 (e)(g)		2,687	383,112

10	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Multi-Manager Alternative Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares		Value
Commercial Services & Supplies — 0.0%
Stericycle, Inc., 5.25%, 09/15/18 (e)		627	$30,460

Diversified Financial Services — 0.4%
Mandatory Exchangeable Trust, 5.75%, 06/03/19 (b)(e)(g)		1,800	375,498

Electronic Equipment, Instruments & Components — 0.8%
Belden, Inc., 6.75%, 07/15/19 (e)(g)		6,242	618,520
MTS Systems Corp., 8.75%, 07/01/19 (e)(g)		2,058	231,052

			849,572
Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co., Series A, 6.13%, 05/01/20 (e)(g)		1,766	103,311

Independent Power and Renewable Electricity Producers — 0.6%
Dynegy, Inc., 7.00%, 07/01/19 (e)		7,135	583,714

Multi-Utilities — 1.2%
Dominion Energy, Inc., Series A, 6.75%, 08/15/19 (e)(g)		12,731	620,891
DTE Energy Co., 6.50%, 10/01/19 (e)(g)		5,241	271,169
Sempra Energy, Series A, 6.00%, 01/15/21 (e)(g)		3,468	351,412

			1,243,472
Oil, Gas & Consumable Fuels — 0.2%
Berry Petroleum Co. LLC, 0.00% (l)		14,280	160,650

Semiconductors & Semiconductor Equipment — 0.0%
SunEdison, Inc., Series A, 6.75% (e)(g)(l)		250	3

Thrifts & Mortgage Finance — 0.2%
Fannie Mae, Series S, 8.75% (h)		27,000	190,350

Total Preferred Stocks — 4.9% (Cost: $4,615,391)			4,954,227

Total Preferred Securities — 5.2% (Cost: $4,728,206)			5,250,237

	Par (000)
U.S. Government Sponsored Agency Securities — 3.1%

Interest Only Collateralized Mortgage Obligations — 3.1%
Fannie Mae:
Series 1997-85, Class M, 6.50%, 12/25/27	USD	518	66,300
Series 2001-61, Class SH, (1 mo. LIBOR US + 7.90%), 6.31%, 11/18/31 (a)		104	18,377
Series 2006-126, Class CS, (1 mo. LIBOR US + 6.70%), 5.08%, 1/25/37 (a)		457	72,221
Series 2007-77, Class SK, (1 mo. LIBOR US + 5.87%), 4.25%, 8/25/37 (a)		407	50,624
Series 2007-88, Class VI, (1 mo. LIBOR US + 6.54%), 4.92%, 9/25/37 (a)		380	58,458
Series 2011-129, Class S, (1 mo. LIBOR US + 5.50%), 3.88%, 3/25/37 (a)		309	5,118
Series 345, Class 15, 6.00%, 3/25/34 (j)		527	120,970
Freddie Mac:
Series 2325, Class JS, (1 mo. LIBOR US + 21.06%), 16.93%, 6/15/31 (a)		126	58,452
Series 2416, Class SV, (1 mo. LIBOR US + 7.75%), 6.16%, 5/15/31 (a)		311	46,016
Series 303, Class 110, 3.69%, 1/15/43 (j)		406	106,240

Security	Par (000)		Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 3031, Class BI, (1 mo. LIBOR US + 6.69%), 5.10%, 8/15/35 (a)	USD	443	$78,700
Series 4413, Class WI, 1.50%, 10/15/41 (j)		690	32,852
Series 4657, Class LI, 4.50%, 7/15/43		409	67,028
Ginnie Mae:
Series 2003-52, Class SE, (1 mo. LIBOR US + 6.60%), 5.01%, 6/16/33 (a)		432	61,217
Series 2003-89, Class SA, (1 mo. LIBOR US + 5.90%), 4.31%, 10/16/33 (a)		234	30,691
Series 2004-46, Class S, (1 mo. LIBOR US + 7.10%), 5.51%, 6/20/34 (a)		569	98,873
Series 2005-69, Class SY, (1 mo. LIBOR US + 6.75%), 5.16%, 11/20/33 (a)		175	29,103
Series 2011-159, Class PI, 5.50%, 3/16/41		721	129,454
Series 2012-16, Class NI, 6.00%, 5/20/39		284	69,289
Series 2013-44, Class IB, 5.00%, 5/16/42		368	92,447
Series 2014-183, Class IM, 5.00%, 6/20/35		571	124,341
Series 2014-2, Class TI, 5.50%, 1/20/44		327	63,434
Series 2015-102, Class IT, (1 mo. LIBOR US + 6.20%), 0.10%, 7/16/41 (a)		15,211	69,383
Series 2015-80, Class IH, 0.98%, 5/20/44 (j)		2,156	76,835
Series 2015-84, Class IO, 3.50%, 5/16/42		558	111,707
Series 2015-95, Class KI, 6.00%, 2/20/43		331	80,181
Series 2015-H17, Class BI, 1.94%, 6/20/65 (j)		773	85,048
Series 2016-69, Class WI, 4.50%, 5/20/46		949	210,594
Series 2016-75, Class SA, (1 mo. LIBOR US + 6.00%), 4.41%, 5/20/40 (a)		527	65,497
Series 2016-78, Class TI, 5.50%, 9/20/36		672	59,090
Series 2016-H07, Class NI, 1.98%, 2/20/66 (j)		522	54,111
Series 2016-H11, Class EI, 1.97%, 4/20/66 (j)		822	91,500
Series 2016-H15, Class AI, 2.28%, 7/20/66 (j)		941	112,789
Series 2016-H21, Class AI, 2.27%, 9/20/66 (j)		985	124,347
Series 2017-103, Class IM, 5.00%, 6/20/43		405	89,018
Series 2017-H01, Class AI, 2.16%, 12/20/66 (j)		799	92,364
Series 2017-H03, Class CI, 2.25%, 12/20/66 (j)		969	131,979
Series 2017-H13, Class QI, 2.09%, 6/20/67 (j)		739	97,405
Series 2017-H18, Class DI, 2.20%, 9/20/67 (j)		1,007	135,989

			3,168,042

Total U.S. Government Sponsored Agency Securities — 3.1% (Cost: $3,228,826)			3,168,042

	Shares
Warrants — 1.0%

Banks — 0.8%
Bank of America Corp. (Issued/exercisable 1/9/09, 1 Share for 1 Warrant, Expires 10/28/18, Strike Price USD 30.79)		8,660	28,751
TCF Financial Corp. (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price USD 16.93)		23,075	129,682
Zions Bancorporation (Issued/exercisable 5/20/10, 1.032 Shares for 1 Warrant, Expires 5/22/20, Strike Price USD 35.49)		27,187	606,270

			764,703

CONSOLIDATED SCHEDULE OF INVESTMENTS	11

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Multi-Manager Alternative Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Capital Markets — 0.0%
Avista Healthcare Public Acquisition Corp. (Issued/exercisable 12/02/16, 0.5 Shares for 1 Warrant, Expires 12/2/21, Strike Price USD 11.50)	5,912	$1,774

Chemicals — 0.0%
AgroFresh Solutions, Inc. (Issued 3/31/14, exercisable 4/07/14, 1 Share for 1 Warrant, Expires 2/19/19, Strike Price USD 11.50)	64,317	32,159

Food Products — 0.1%
Hostess Brands, Inc. (Issued 10/16/15, exercisable 10/16/16, 0.5 Shares for 1 Warrant, Expires 11/04/21, Strike Price USD 11.50)	3,352	4,860
Simply Good Foods Co. (Issued/exercisable 7/10/17, 1 Share for 1 Warrant, Expires 7/07/22, Strike Price USD 11.50)	18,554	63,269

		68,129
Hotels, Restaurants & Leisure — 0.1%
Del Taco Restaurants, Inc. (Issued/exercisable 1/03/14, 1 Share for 1 Warrant, Expires 6/30/20, Strike Price USD 11.50)	38,871	128,663

Media — 0.0%
Hemisphere Media Group, Inc. (Issued/exercisable 8/19/11, 0.5 Shares for 1 Warrant, Expires 4/04/18, Strike Price USD 12.00)	51,402	2,056

Metals & Mining — 0.0%
Alio Gold, Inc. (Issued/exercisable 11/30/16, 1 Share for 1 Warrant, Expires 5/30/18, Strike Price CAD 7.00)	5,191	40

Real Estate Management & Development — 0.0%
Williams Scotsman Corp. (Issued 10/16/15, exercisable 12/29/17, 0.5 Shares for 1 Warrant, Expires 11/29/22, Strike Price USD 11.50)	12,901	15,352

Technology Hardware, Storage & Peripherals — 0.0%
Eastman Kodak Co. (Issued/exercisable 10/29/13, 1 Share for 1 Warrant, Expires 9/03/18, Strike Price USD 14.93)	11,284	2,934
Eastman Kodak Co. (Issued/exercisable 10/29/13, 1 Share for 1 Warrant, Expires 9/03/18, Strike Price USD 16.12)	48,950	12,727

		15,661
Trading Companies & Distributors — 0.0%
Nexeo Solutions, Inc. (Issued/exercisable 8/05/14, 0.5 Shares for 1 Warrant, Expires 6/09/21, Strike Price USD 11.50)	30,993	18,906

Total Warrants — 1.0% (Cost: $452,859)		1,047,443

Total Long-Term Investments — 66.0% (Cost: $65,508,472)		66,712,777

Security	Shares		Value
Short-Term Securities — 28.2%

Money Market Funds — 28.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.29% (m)(o)		28,571,086	$28,571,086

Total Short-Term Investments — 28.2% (Cost: $28,571,086)	USD		28,571,086

Options Purchased — 0.2% (Cost: $240,494)			191,035

Total Investments Before Options Written and Investments Sold Short — 94.4% (Cost: $94,320,052)			95,474,898

Options Written — 0.0% (Cost: $77,914)			(53,975)

Investments Sold Short — (12.4)%

Common Stocks — (10.3)%
Auto Components — (0.1)%
BorgWarner, Inc.		1,430	(70,184)
Hella GmbH & Co. KGaA		743	(50,242)

			(120,426)
Automobiles — (0.5)%
Fiat Chrysler Automobiles NV		5,903	(124,601)
Suzuki Motor Corp.		6,400	(365,094)

			(489,695)
Banks — (2.4)%
Banco BPM SpA		6,118	(22,902)
Bank of America Corp.		7,692	(246,913)
Citizens Financial Group, Inc.		1,970	(85,675)
TCF Financial Corp.		17,362	(387,173)
Zions Bancorporation		30,641	(1,684,336)

			(2,426,999)
Capital Markets — (0.9)%
Deutsche Boerse AG		877	(116,617)
FactSet Research Systems, Inc.		77	(15,645)
SBI Holdings, Inc.		18,600	(425,038)
Thomson Reuters Corp.		270	(10,635)
Virtus Investment Partners, Inc.		3,014	(370,873)

			(938,808)
Chemicals — (0.7)%
AgroFresh Solutions, Inc.		17,557	(135,891)
Givaudan SA, Registered Shares		33	(75,038)
Rayonier Advanced Materials, Inc.		16,979	(345,862)
Solvay SA		1,025	(140,474)

			(697,265)
Commercial Services & Supplies — (0.0)%
Stericycle, Inc.		413	(25,883)

Diversified Telecommunication Services — (0.1)%
Telecom Italia SpA		68,342	(61,336)

Electric Utilities — (0.1)%
Terna Rete Elettrica Nazionale SpA		20,082	(111,312)

Electrical Equipment — (0.2)%
OSRAM Licht AG		1,304	(102,959)
Philips Lighting NV		1,204	(47,827)

			(150,786)
Electronic Equipment, Instruments & Components — (0.6)%
Belden, Inc.		6,368	(463,145)
MTS Systems Corp.		3,520	(172,304)

			(635,449)
Equity Real Estate Investment Trusts (REITs) — (0.2)%
Invitation Homes, Inc.		4,465	(97,109)

12	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Multi-Manager Alternative Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares		Value
Equity Real Estate Investment Trusts (REITs) (continued)
Unibail-Rodamco SE	USD	223	$(51,886)

			(148,995)
Food & Staples Retailing — (0.0)%
ICA Gruppen AB		972	(34,676)

Food Products — (0.3)%
Aryzta AG		2,102	(52,390)
Hostess Brands, Inc.		1,164	(14,247)
Simply Good Foods Co.		14,742	(199,164)

			(265,801)
Health Care Equipment & Supplies — (0.4)%
Becton Dickinson and Co.		354	(78,595)
Terumo Corp.		6,260	(335,721)

			(414,316)
Hotels, Restaurants & Leisure — (0.3)%
Del Taco Restaurants, Inc.		27,549	(347,117)

Household Products — (0.1)%
The Procter & Gamble Co.		808	(63,444)

Independent Power and Renewable Electricity Producers — (0.4)%
Dynegy, Inc.		36,045	(440,830)

Insurance — (0.1)%
Unipol Gruppo SpA		19,580	(97,374)

Internet Software & Services — (0.7)%
Alibaba Group Holding Ltd. — ADR		2,979	(554,511)
Tencent Holdings Ltd. — ADR		1,190	(65,319)
Weibo Corp. — ADR		897	(115,282)

			(735,112)
IT Services — (0.1)%
Wirecard AG		689	(81,984)

Machinery — (0.1)%
Alfa Laval AB		3,172	(76,196)
Rexnord Corp.		225	(6,521)

			(82,717)
Media — (0.8)%
Hemisphere Media Group, Inc.		7,643	(85,602)
Live Nation Entertainment, Inc.		2,796	(125,261)
New York Times Co., Class A		19,744	(475,830)
ProSiebenSat.1 Media SE		1,767	(69,884)

			(756,577)
Metals & Mining — (0.2)%
Cleveland-Cliffs, Inc.		13,331	(93,717)
First Majestic Silver Corp.		11,820	(62,764)
thyssenkrupp AG		2,253	(61,002)

			(217,483)
Multi-Utilities — (0.6)%
Dominion Energy, Inc.		3,785	(280,355)
DTE Energy Co.		1,345	(135,549)
Sempra Energy		2,059	(224,390)

			(640,294)
Oil, Gas & Consumable Fuels — (0.1)%
Snam SpA		25,178	(112,711)

Software — (0.1)%
VMware, Inc., Class A		735	(96,836)

Textiles, Apparel & Luxury Goods — (0.1)%
Luxottica Group SpA		1,627	(97,576)

Trading Companies & Distributors — (0.1)%
Kaman Corp.		1,648	(100,891)

Security	Shares		Value
Trading Companies & Distributors (continued)
Nexeo Solutions, Inc.	USD	4,419	$(41,053)

			(141,944)
Total Common Stocks — (10.3)% (Cost: $9,941,884)			(10,433,746)

	Par (000)
Corporate Bonds — (0.6)%

Banks — (0.3)%
Canadian Western Bank (3 mo. CDOR + 1.60%), 3.46%, 12/17/24 (a)	CAD	359	(284,081)

Metals & Mining — (0.1)%
Cleveland-Cliffs, Inc., 5.75%, 3/01/25 (b)	USD	87	(84,444)

Pharmaceuticals — (0.2)%
Horizon Pharma Investment Ltd., 2.50%, 3/15/22 (e)		200	(184,500)

Total Corporate Bonds — (0.6)% (Cost: $515,960)			(553,025)

	Shares

Investment Companies — (1.5)%
Direxion Daily Gold Miners Index Bear 3X Shares		10,000	(286,700)
Direxion Daily Gold Miners Index Bull 3X Shares		6,000	(136,500)
iShares MSCI EAFE ETF (o)		11,707	(822,651)
iShares Russell 2000 ETF (o)		1,025	(154,109)
SPDR S&P 500 ETF Trust		433	(117,624)

Total Investment Companies — (1.5)% (Cost: $1,535,064)			(1,517,584)

Total Investments Sold Short — (12.4)% (Cost: $11,992,908)			(12,504,355)

Total Investments — 82.0% (Cost: $82,249,230)			82,916,568
Other Assets Less Liabilities — 18.0%			18,236,815

Net Assets — 100.0%			$101,153,383

CONSOLIDATED SCHEDULE OF INVESTMENTS	13

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Multi-Manager Alternative Strategies Fund

(a)	Floating rate security. Rate shown is the rate in effect as of period end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	Convertible security.
(f)	Zero-coupon bond.
(g)	All or a portion of the security has been pledged as collateral in connection with short sales.
(h)	Variable rate security. Rate shown is the rate in effect as of period end.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)	Perpetual security with no stated maturity date.
(m)	Annualized 7-day yield as of period end.
(o)	During the six months ended February 28, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 08/31/17	Shares Purchased		Shares Sold	Shares Held at 02/28/18	Value at 02/28/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Event Driven Equity Fund, Institutional Class	1,417,942	280,425		—	1,698,367	$15,523,077	—	$746,556	$(683,692)
BlackRock Global Long/Short Equity Fund — Class K	—	419,815		—	419,815	4,987,401	—	—	(12,594)
BlackRock Liquidity Funds, T-Fund, Institutional Class	27,502,120	1,068,966	}(b)	—	28,571,086	28,571,086	142,881	108	—
iShares China Large Cap ETF	—	46,658		(46,658)	—	—	35,138	1,155	—
iShares iBoxx $ High Yield Corporate Bond ETF	—	1,001		(1,001)	—	—		484	—
iShares MSCI Brazil Capped ETF	154	—		(154)	—	—	—	1,040	(740)
iShares MSCI Emerging Markets ETF	—	5,400		(5,400)	—	—	3,761	1,484	—
iShares MSCI Sweden Capped ETF	1,172	—		(1,172)	—	—	—	471	(345)

						$49,081,564	$181,780	$751,298	$(697,371)

(a)	Includes net capital gain distributions.
(b)	Represents net shares purchased.

Affiliate Persons and/or Related Parties Investments Sold Short	Shares Held at 08/31/17	Shares Purchased	Shares Sold	Shares Held at 02/28/18	Value at 02/28/18	Expense	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
iShares China Large-Cap ETF	(20,737)	183,282	(162,545)	—	$ —	$(37,672)	$(21,384)	$18,528
iShares MSCI EAFE ETF	(3,153)	99,216	(107,770)	(11,707)	(822,651)	(1,698)	24,718	27,144
iShares MSCI Emerging Markets ETF	(17,868)	82,378	(64,510)	—	—	(2,736)	(19,025)	8,989
iShares MSCI Turkey ETF	(3,406)	3,689	(283)	—	—	(411)	(6,987)	21,763
iShares Russell 2000 ETF	—	—	(1,025)	(1,025)	(154,109)	(594)	—	1,253

					$(976,760)	$(43,111)	$(22,678)	$77,677

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bund	30	03/08/18	$ 5,836	$ 21,323
TOPIX Index	3	03/08/18	497	(6,193)
ASX SPI 200 Index	8	03/15/18	932	18,647
Australian Government Bonds (10 Year)	20	03/15/18	15,511	2,328
S&P/Toronto Stock Exchange 60 Index	12	03/15/18	1,707	17,496
DAX Index	5	03/16/18	1,896	5,816
E-Mini Dow ($5)	16	03/16/18	2,003	(40,930)
E-Mini S&P 500 Index	7	03/16/18	950	(9,506)
NASDAQ 100 E-Mini Index	10	03/16/18	1,373	48,843
OMX Nordic Exchange	33	03/16/18	626	17,506

14	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	18	03/16/18	$ 1,360	$ (7,969)
Hang Seng Index	4	03/28/18	785	(13,982)
SGX MSCI Singapore Index	2	03/28/18	60	(73)
3-month EuroYen	1	06/18/18	234	(12)
U.S. Treasury Bonds (30 Year)	13	06/20/18	1,865	9,389

				62,683

Short Contracts
Euro-Bobl	(13)	03/08/18	—	(2,232)
Euro-Schatz	(77)	03/08/18	10,518	(3,704)
Nikkei 225 Index	(1)	03/08/18	207	559
Australian Government Bonds (3 Year)	(40)	03/15/18	9,413	1,933
CAC 40 10 Euro Index	(10)	03/16/18	649	(25,038)
DAX Index	(1)	03/16/18	379	24,230
E-Mini S&P 500 Index	(38)	03/16/18	5,157	(10,290)
Euro STOXX 50 Index	(46)	03/16/18	1,929	11,999
FTSE 100 Index	(44)	03/16/18	4,377	175,272
FTSE/MIB Index	(4)	03/16/18	551	(2,070)
ASX 90 Day Bank Accepted Bills	(27)	06/07/18	20,877	42
3-month Euro Swiss Franc Interest Rate	(2)	06/18/18	533	(29)
Canadian Bankers Acceptance	(8)	06/18/18	1,529	(1,395)
Canadian Government Bonds (10 Year)	(12)	06/20/18	1,231	(2,355)
U.S. Treasury Notes (10 Year)	(36)	06/20/18	4,322	(1,343)
Long Gilt British	(50)	06/27/18	8,335	(21,775)
U.S. Treasury Notes (2 Year)	(23)	06/29/18	4,887	2,364
U.S. Treasury Notes (5 Year)	(81)	06/29/18	9,228	1,416
3-month EURIBOR	(55)	12/17/18	16,819	(1,752)
Euro Dollar	(253)	12/17/18	61,650	134,605
Three Month Sterling	(101)	12/19/18	17,204	29,634

				310,071

				$372,754

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	30,121	CHF	27,754	JPMorgan Chase Bank N.A.	03/15/18	$ 692
USD	162,402	CHF	151,310	JPMorgan Chase Bank N.A.	03/15/18	1,959
USD	524,574	DKK	3,159,833	JPMorgan Chase Bank N.A.	03/15/18	6,215
USD	176	EUR	143	JPMorgan Chase Bank N.A.	03/15/18	2
USD	8,654	EUR	6,925	JPMorgan Chase Bank N.A.	03/15/18	195
USD	11,726	EUR	9,428	JPMorgan Chase Bank N.A.	03/15/18	210
USD	29,115	EUR	23,547	JPMorgan Chase Bank N.A.	03/15/18	353
USD	37,067	EUR	30,045	JPMorgan Chase Bank N.A.	03/15/18	368
USD	79,213	EUR	64,506	JPMorgan Chase Bank N.A.	03/15/18	421
USD	37,510	EUR	30,324	JPMorgan Chase Bank N.A.	03/15/18	470
USD	110,207	EUR	89,588	JPMorgan Chase Bank N.A.	03/15/18	778
USD	150,176	EUR	122,129	JPMorgan Chase Bank N.A.	03/15/18	998
USD	110,432	EUR	89,588	JPMorgan Chase Bank N.A.	03/15/18	1,003
USD	162,334	EUR	131,988	JPMorgan Chase Bank N.A.	03/15/18	1,114
USD	149,290	EUR	120,992	JPMorgan Chase Bank N.A.	03/15/18	1,501
USD	151,030	EUR	122,096	JPMorgan Chase Bank N.A.	03/15/18	1,893
USD	2,446,605	EUR	1,978,689	JPMorgan Chase Bank N.A.	03/15/18	29,688
USD	39,469	GBP	28,251	JPMorgan Chase Bank N.A.	03/15/18	547
USD	464,158	SEK	3,725,940	JPMorgan Chase Bank N.A.	03/15/18	14,007
USD	301,706	CAD	378,000	J.P. Morgan Securities LLC	03/20/18	7,010

CONSOLIDATED SCHEDULE OF INVESTMENTS	15

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	253,333	EUR	204,000	J.P. Morgan Securities LLC	03/20/18	$ 4,052
AUD	235,062	USD	181,566	JPMorgan Chase Bank N.A.	03/21/18	1,011
AUD	195,034	USD	150,205	JPMorgan Chase Bank N.A.	03/21/18	1,282
AUD	314,456	USD	240,426	JPMorgan Chase Bank N.A.	03/21/18	3,818
AUD	1,466,019	USD	1,110,458	JPMorgan Chase Bank N.A.	03/21/18	28,227
CAD	72,227	USD	56,210	JPMorgan Chase Bank N.A.	03/21/18	101
EUR	30,246	USD	36,485	JPMorgan Chase Bank N.A.	03/21/18	477
EUR	18,255	USD	21,830	JPMorgan Chase Bank N.A.	03/21/18	479
EUR	17,387	USD	20,707	JPMorgan Chase Bank N.A.	03/21/18	541
EUR	49,388	USD	59,726	JPMorgan Chase Bank N.A.	03/21/18	629
EUR	39,489	USD	47,448	JPMorgan Chase Bank N.A.	03/21/18	810
EUR	65,905	USD	79,078	JPMorgan Chase Bank N.A.	03/21/18	1,462
EUR	156,722	USD	189,412	JPMorgan Chase Bank N.A.	03/21/18	2,112
EUR	130,237	USD	156,210	JPMorgan Chase Bank N.A.	03/21/18	2,948
EUR	266,933	USD	322,161	JPMorgan Chase Bank N.A.	03/21/18	4,048
EUR	311,763	USD	376,793	JPMorgan Chase Bank N.A.	03/21/18	4,201
EUR	107,825	USD	127,455	JPMorgan Chase Bank N.A.	03/21/18	4,314
EUR	177,913	USD	211,430	JPMorgan Chase Bank N.A.	03/21/18	5,991
EUR	292,403	USD	349,164	JPMorgan Chase Bank N.A.	03/21/18	8,171
EUR	460,284	USD	553,060	JPMorgan Chase Bank N.A.	03/21/18	9,437
EUR	372,534	USD	445,480	JPMorgan Chase Bank N.A.	03/21/18	9,780
EUR	609,813	USD	728,189	JPMorgan Chase Bank N.A.	03/21/18	17,042
EUR	526,809	USD	626,055	JPMorgan Chase Bank N.A.	03/21/18	17,740
EUR	476,747	USD	563,822	JPMorgan Chase Bank N.A.	03/21/18	18,793
EUR	607,183	USD	719,311	JPMorgan Chase Bank N.A.	03/21/18	22,705
GBP	3,013	USD	4,050	JPMorgan Chase Bank N.A.	03/21/18	102
GBP	6,286	USD	8,538	JPMorgan Chase Bank N.A.	03/21/18	124
GBP	159,445	USD	219,519	JPMorgan Chase Bank N.A.	03/21/18	218
GBP	28,638	USD	38,951	JPMorgan Chase Bank N.A.	03/21/18	516
GBP	32,534	USD	43,734	JPMorgan Chase Bank N.A.	03/21/18	1,102
GBP	67,568	USD	91,545	JPMorgan Chase Bank N.A.	03/21/18	1,573
GBP	60,015	USD	80,928	JPMorgan Chase Bank N.A.	03/21/18	1,780
GBP	83,556	USD	113,364	JPMorgan Chase Bank N.A.	03/21/18	1,788
GBP	127,366	USD	173,512	JPMorgan Chase Bank N.A.	03/21/18	2,016
GBP	141,257	USD	192,436	JPMorgan Chase Bank N.A.	03/21/18	2,235
GBP	133,813	USD	181,763	JPMorgan Chase Bank N.A.	03/21/18	2,650
GBP	81,752	USD	109,851	JPMorgan Chase Bank N.A.	03/21/18	2,815
GBP	95,517	USD	128,595	JPMorgan Chase Bank N.A.	03/21/18	3,040
GBP	108,382	USD	145,994	JPMorgan Chase Bank N.A.	03/21/18	3,371
GBP	123,733	USD	166,850	JPMorgan Chase Bank N.A.	03/21/18	3,670
GBP	168,828	USD	228,816	JPMorgan Chase Bank N.A.	03/21/18	3,852
GBP	173,673	USD	233,818	JPMorgan Chase Bank N.A.	03/21/18	5,527
GBP	350,558	USD	476,798	JPMorgan Chase Bank N.A.	03/21/18	6,318
GBP	225,060	USD	303,072	JPMorgan Chase Bank N.A.	03/21/18	7,091
GBP	213,670	USD	287,110	JPMorgan Chase Bank N.A.	03/21/18	7,357
GBP	288,951	USD	389,226	JPMorgan Chase Bank N.A.	03/21/18	8,987
GBP	397,399	USD	531,763	JPMorgan Chase Bank N.A.	03/21/18	15,907
NOK	39,415	USD	4,994	JPMorgan Chase Bank N.A.	03/21/18	1
NOK	3,123	USD	388	JPMorgan Chase Bank N.A.	03/21/18	8
NOK	8,497	USD	1,052	JPMorgan Chase Bank N.A.	03/21/18	24
NOK	140,521	USD	17,772	JPMorgan Chase Bank N.A.	03/21/18	34
NOK	45,663	USD	5,747	JPMorgan Chase Bank N.A.	03/21/18	39

16	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	765,535	USD	96,957	JPMorgan Chase Bank N.A.	03/21/18	$ 50
NOK	2,475,001	USD	313,576	JPMorgan Chase Bank N.A.	03/21/18	52
NOK	3,243,066	USD	410,167	JPMorgan Chase Bank N.A.	03/21/18	789
NOK	242,969	USD	29,557	JPMorgan Chase Bank N.A.	03/21/18	1,232
NOK	2,051,923	USD	258,619	JPMorgan Chase Bank N.A.	03/21/18	1,397
NOK	2,516,535	USD	316,727	JPMorgan Chase Bank N.A.	03/21/18	2,164
NOK	1,693,377	USD	211,813	JPMorgan Chase Bank N.A.	03/21/18	2,769
NOK	1,437,023	USD	178,461	JPMorgan Chase Bank N.A.	03/21/18	3,637
NOK	1,715,932	USD	213,524	JPMorgan Chase Bank N.A.	03/21/18	3,916
NOK	2,071,324	USD	257,122	JPMorgan Chase Bank N.A.	03/21/18	5,352
NOK	6,616,626	USD	795,556	JPMorgan Chase Bank N.A.	03/21/18	42,892
NZD	15,014	USD	10,809	JPMorgan Chase Bank N.A.	03/21/18	17
NZD	1,463	USD	1,020	JPMorgan Chase Bank N.A.	03/21/18	34
NZD	14,765	USD	10,299	JPMorgan Chase Bank N.A.	03/21/18	348
NZD	31,370	USD	22,186	JPMorgan Chase Bank N.A.	03/21/18	434
NZD	39,953	USD	28,077	JPMorgan Chase Bank N.A.	03/21/18	732
NZD	65,778	USD	46,591	JPMorgan Chase Bank N.A.	03/21/18	839
NZD	106,335	USD	75,429	JPMorgan Chase Bank N.A.	03/21/18	1,246
NZD	127,316	USD	90,254	JPMorgan Chase Bank N.A.	03/21/18	1,549
NZD	170,535	USD	120,791	JPMorgan Chase Bank N.A.	03/21/18	2,176
NZD	186,805	USD	132,116	JPMorgan Chase Bank N.A.	03/21/18	2,582
NZD	213,003	USD	150,975	JPMorgan Chase Bank N.A.	03/21/18	2,614
NZD	228,021	USD	159,872	JPMorgan Chase Bank N.A.	03/21/18	4,546
NZD	283,734	USD	199,392	JPMorgan Chase Bank N.A.	03/21/18	5,198
NZD	373,358	USD	260,803	JPMorgan Chase Bank N.A.	03/21/18	8,413
NZD	418,678	USD	292,663	JPMorgan Chase Bank N.A.	03/21/18	9,231
NZD	5,160,010	USD	3,584,416	JPMorgan Chase Bank N.A.	03/21/18	136,286
SEK	198,931	USD	24,006	JPMorgan Chase Bank N.A.	03/21/18	40
SEK	113,466	USD	13,610	JPMorgan Chase Bank N.A.	03/21/18	106
SEK	770,967	USD	93,036	JPMorgan Chase Bank N.A.	03/21/18	155
SEK	326,701	USD	39,150	JPMorgan Chase Bank N.A.	03/21/18	340
SEK	843,313	USD	100,914	JPMorgan Chase Bank N.A.	03/21/18	1,022
SEK	4,716,007	USD	564,333	JPMorgan Chase Bank N.A.	03/21/18	5,716
USD	118,615	AUD	150,459	J.P. Morgan Securities LLC	03/21/18	1,751
USD	9,496	AUD	12,208	JPMorgan Chase Bank N.A.	03/21/18	14
USD	1,837	AUD	2,347	JPMorgan Chase Bank N.A.	03/21/18	14
USD	38,587	AUD	49,529	JPMorgan Chase Bank N.A.	03/21/18	116
USD	25,782	AUD	32,997	JPMorgan Chase Bank N.A.	03/21/18	152
USD	6,876	AUD	8,597	JPMorgan Chase Bank N.A.	03/21/18	198
USD	6,615	AUD	8,233	JPMorgan Chase Bank N.A.	03/21/18	221
USD	195,282	AUD	251,127	JPMorgan Chase Bank N.A.	03/21/18	227
USD	57,368	AUD	73,560	JPMorgan Chase Bank N.A.	03/21/18	233
USD	40,463	AUD	51,783	JPMorgan Chase Bank N.A.	03/21/18	242
USD	104,475	AUD	134,113	JPMorgan Chase Bank N.A.	03/21/18	307
USD	67,713	AUD	86,740	JPMorgan Chase Bank N.A.	03/21/18	340
USD	88,552	AUD	113,545	JPMorgan Chase Bank N.A.	03/21/18	359
USD	46,038	AUD	58,390	JPMorgan Chase Bank N.A.	03/21/18	685
USD	228,918	AUD	293,835	JPMorgan Chase Bank N.A.	03/21/18	691
USD	30,984	AUD	38,764	JPMorgan Chase Bank N.A.	03/21/18	876
USD	86,128	AUD	109,739	JPMorgan Chase Bank N.A.	03/21/18	892
USD	33,050	AUD	41,132	JPMorgan Chase Bank N.A.	03/21/18	1,102
USD	30,855	AUD	38,077	JPMorgan Chase Bank N.A.	03/21/18	1,280

CONSOLIDATED SCHEDULE OF INVESTMENTS	17

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	263,723	AUD	337,503	JPMorgan Chase Bank N.A.	03/21/18	$ 1,578
USD	87,290	AUD	110,328	JPMorgan Chase Bank N.A.	03/21/18	1,596
USD	47,785	AUD	58,970	JPMorgan Chase Bank N.A.	03/21/18	1,982
USD	319,715	AUD	407,858	JPMorgan Chase Bank N.A.	03/21/18	2,923
USD	108,519	AUD	135,689	JPMorgan Chase Bank N.A.	03/21/18	3,126
USD	466,035	AUD	594,000	JPMorgan Chase Bank N.A.	03/21/18	4,663
USD	165,376	AUD	206,900	JPMorgan Chase Bank N.A.	03/21/18	4,673
USD	211,917	AUD	264,561	JPMorgan Chase Bank N.A.	03/21/18	6,428
USD	600,445	AUD	764,689	JPMorgan Chase Bank N.A.	03/21/18	6,496
USD	350,723	AUD	441,708	JPMorgan Chase Bank N.A.	03/21/18	7,640
USD	381,602	AUD	471,439	JPMorgan Chase Bank N.A.	03/21/18	15,426
USD	513,743	AUD	637,424	JPMorgan Chase Bank N.A.	03/21/18	18,644
USD	161,273	CAD	202,027	J.P. Morgan Securities LLC	03/21/18	3,766
USD	342,082	CAD	428,526	J.P. Morgan Securities LLC	03/21/18	7,988
USD	17,613	CAD	22,510	JPMorgan Chase Bank N.A.	03/21/18	63
USD	10,381	CAD	12,919	JPMorgan Chase Bank N.A.	03/21/18	309
USD	214,188	CAD	274,212	JPMorgan Chase Bank N.A.	03/21/18	402
USD	91,033	CAD	116,232	JPMorgan Chase Bank N.A.	03/21/18	414
USD	102,496	CAD	130,868	JPMorgan Chase Bank N.A.	03/21/18	466
USD	32,794	CAD	41,147	JPMorgan Chase Bank N.A.	03/21/18	714
USD	27,221	CAD	33,812	JPMorgan Chase Bank N.A.	03/21/18	860
USD	270,776	CAD	346,063	JPMorgan Chase Bank N.A.	03/21/18	973
USD	37,751	CAD	46,873	JPMorgan Chase Bank N.A.	03/21/18	1,207
USD	133,715	CAD	169,778	JPMorgan Chase Bank N.A.	03/21/18	1,350
USD	49,699	CAD	61,733	JPMorgan Chase Bank N.A.	03/21/18	1,570
USD	74,985	CAD	93,566	JPMorgan Chase Bank N.A.	03/21/18	2,038
USD	64,102	CAD	78,871	JPMorgan Chase Bank N.A.	03/21/18	2,611
USD	142,809	CAD	179,782	JPMorgan Chase Bank N.A.	03/21/18	2,645
USD	230,467	CAD	291,951	JPMorgan Chase Bank N.A.	03/21/18	2,852
USD	105,782	CAD	131,479	JPMorgan Chase Bank N.A.	03/21/18	3,276
USD	189,468	CAD	237,151	JPMorgan Chase Bank N.A.	03/21/18	4,577
USD	209,966	CAD	263,220	JPMorgan Chase Bank N.A.	03/21/18	4,750
USD	193,966	CAD	242,029	JPMorgan Chase Bank N.A.	03/21/18	5,272
USD	203,397	CAD	250,750	JPMorgan Chase Bank N.A.	03/21/18	7,904
USD	429,468	CAD	539,356	JPMorgan Chase Bank N.A.	03/21/18	8,967
USD	309,571	CAD	385,252	JPMorgan Chase Bank N.A.	03/21/18	9,215
USD	229,792	CAD	281,729	JPMorgan Chase Bank N.A.	03/21/18	10,147
USD	327,477	CAD	405,948	JPMorgan Chase Bank N.A.	03/21/18	10,985
USD	299,950	CAD	369,970	JPMorgan Chase Bank N.A.	03/21/18	11,508
USD	751,708	CAD	935,161	JPMorgan Chase Bank N.A.	03/21/18	22,623
USD	21,111	EUR	17,198	JPMorgan Chase Bank N.A.	03/21/18	94
USD	8,896	EUR	7,161	JPMorgan Chase Bank N.A.	03/21/18	145
USD	35,845	EUR	29,046	JPMorgan Chase Bank N.A.	03/21/18	349
USD	32,988	EUR	26,584	JPMorgan Chase Bank N.A.	03/21/18	500
USD	98,503	EUR	80,174	JPMorgan Chase Bank N.A.	03/21/18	526
USD	69,139	EUR	56,140	JPMorgan Chase Bank N.A.	03/21/18	532
USD	102,654	EUR	83,467	JPMorgan Chase Bank N.A.	03/21/18	652
USD	34,962	EUR	28,067	JPMorgan Chase Bank N.A.	03/21/18	662
USD	274,921	EUR	224,415	JPMorgan Chase Bank N.A.	03/21/18	672
USD	34,380	EUR	27,553	JPMorgan Chase Bank N.A.	03/21/18	709
USD	27,005	EUR	21,508	JPMorgan Chase Bank N.A.	03/21/18	721
USD	84,586	EUR	68,623	JPMorgan Chase Bank N.A.	03/21/18	724

18	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	34,231	EUR	27,415	JPMorgan Chase Bank N.A.	03/21/18	$ 728
USD	26,919	EUR	21,423	JPMorgan Chase Bank N.A.	03/21/18	739
USD	197,742	EUR	161,091	JPMorgan Chase Bank N.A.	03/21/18	879
USD	64,234	EUR	51,791	JPMorgan Chase Bank N.A.	03/21/18	942
USD	47,916	EUR	38,335	JPMorgan Chase Bank N.A.	03/21/18	1,068
USD	71,786	EUR	57,629	JPMorgan Chase Bank N.A.	03/21/18	1,359
USD	52,395	EUR	41,708	JPMorgan Chase Bank N.A.	03/21/18	1,425
USD	998,622	EUR	815,963	JPMorgan Chase Bank N.A.	03/21/18	1,463
USD	233,297	EUR	189,514	JPMorgan Chase Bank N.A.	03/21/18	1,699
USD	293,546	EUR	238,457	JPMorgan Chase Bank N.A.	03/21/18	2,136
USD	369,017	EUR	299,763	JPMorgan Chase Bank N.A.	03/21/18	2,688
USD	464,312	EUR	377,176	JPMorgan Chase Bank N.A.	03/21/18	3,379
USD	204,342	EUR	164,134	JPMorgan Chase Bank N.A.	03/21/18	3,760
USD	187,376	EUR	149,374	JPMorgan Chase Bank N.A.	03/21/18	4,832
USD	763,090	EUR	618,344	JPMorgan Chase Bank N.A.	03/21/18	7,435
USD	1,054,677	EUR	856,387	JPMorgan Chase Bank N.A.	03/21/18	8,118
USD	575,597	EUR	463,861	JPMorgan Chase Bank N.A.	03/21/18	8,730
USD	570,387	EUR	457,120	JPMorgan Chase Bank N.A.	03/21/18	11,757
USD	567,932	EUR	454,842	JPMorgan Chase Bank N.A.	03/21/18	12,086
USD	578,684	EUR	460,883	JPMorgan Chase Bank N.A.	03/21/18	15,455
USD	576,809	EUR	459,045	JPMorgan Chase Bank N.A.	03/21/18	15,827
USD	1,120,791	EUR	903,678	JPMorgan Chase Bank N.A.	03/21/18	16,439
USD	794,966	EUR	636,015	JPMorgan Chase Bank N.A.	03/21/18	17,715
USD	1,122,723	EUR	893,728	JPMorgan Chase Bank N.A.	03/21/18	30,531
USD	3,891	GBP	2,821	JPMorgan Chase Bank N.A.	03/21/18	3
USD	3,922	GBP	2,746	JPMorgan Chase Bank N.A.	03/21/18	138
USD	17,651	GBP	12,695	JPMorgan Chase Bank N.A.	03/21/18	156
USD	60,791	GBP	43,976	JPMorgan Chase Bank N.A.	03/21/18	186
USD	7,406	GBP	5,185	JPMorgan Chase Bank N.A.	03/21/18	260
USD	95,753	GBP	69,267	JPMorgan Chase Bank N.A.	03/21/18	293
USD	37,935	GBP	27,257	JPMorgan Chase Bank N.A.	03/21/18	371
USD	30,972	GBP	22,168	JPMorgan Chase Bank N.A.	03/21/18	422
USD	100,752	GBP	72,771	JPMorgan Chase Bank N.A.	03/21/18	463
USD	61,394	GBP	44,156	JPMorgan Chase Bank N.A.	03/21/18	541
USD	716,463	GBP	519,461	JPMorgan Chase Bank N.A.	03/21/18	575
USD	41,079	GBP	29,332	JPMorgan Chase Bank N.A.	03/21/18	655
USD	81,417	GBP	58,499	JPMorgan Chase Bank N.A.	03/21/18	797
USD	33,981	GBP	24,068	JPMorgan Chase Bank N.A.	03/21/18	812
USD	52,057	GBP	37,171	JPMorgan Chase Bank N.A.	03/21/18	830
USD	115,093	GBP	82,906	JPMorgan Chase Bank N.A.	03/21/18	837
USD	124,826	GBP	89,673	JPMorgan Chase Bank N.A.	03/21/18	1,245
USD	69,842	GBP	49,711	JPMorgan Chase Bank N.A.	03/21/18	1,333
USD	153,471	GBP	110,245	JPMorgan Chase Bank N.A.	03/21/18	1,538
USD	178,949	GBP	128,639	JPMorgan Chase Bank N.A.	03/21/18	1,667
USD	112,915	GBP	80,687	JPMorgan Chase Bank N.A.	03/21/18	1,717
USD	65,680	GBP	46,345	JPMorgan Chase Bank N.A.	03/21/18	1,810
USD	195,286	GBP	140,383	JPMorgan Chase Bank N.A.	03/21/18	1,819
USD	420,973	GBP	304,061	JPMorgan Chase Bank N.A.	03/21/18	1,936
USD	130,943	GBP	93,375	JPMorgan Chase Bank N.A.	03/21/18	2,260
USD	274,169	GBP	196,958	JPMorgan Chase Bank N.A.	03/21/18	2,734
USD	206,767	GBP	147,991	JPMorgan Chase Bank N.A.	03/21/18	2,816
USD	143,584	GBP	101,698	JPMorgan Chase Bank N.A.	03/21/18	3,430

CONSOLIDATED SCHEDULE OF INVESTMENTS	19

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	584,157	GBP	420,791	JPMorgan Chase Bank N.A.	03/21/18	$ 4,250
USD	321,068	GBP	228,952	JPMorgan Chase Bank N.A.	03/21/18	5,541
USD	346,223	GBP	247,091	JPMorgan Chase Bank N.A.	03/21/18	5,698
USD	487,930	GBP	348,666	JPMorgan Chase Bank N.A.	03/21/18	7,421
USD	334,993	GBP	237,622	JPMorgan Chase Bank N.A.	03/21/18	7,518
USD	872,864	GBP	626,868	JPMorgan Chase Bank N.A.	03/21/18	8,955
USD	404,346	GBP	285,565	JPMorgan Chase Bank N.A.	03/21/18	10,799
USD	659,927	GBP	470,395	JPMorgan Chase Bank N.A.	03/21/18	11,659
USD	529,021	GBP	373,396	JPMorgan Chase Bank N.A.	03/21/18	14,431
USD	2,543	NOK	20,010	JPMorgan Chase Bank N.A.	03/21/18	7
USD	13,915	NOK	109,591	JPMorgan Chase Bank N.A.	03/21/18	28
USD	4,256	NOK	33,318	JPMorgan Chase Bank N.A.	03/21/18	34
USD	25,690	NOK	202,325	JPMorgan Chase Bank N.A.	03/21/18	52
USD	30,566	NOK	240,094	JPMorgan Chase Bank N.A.	03/21/18	142
USD	8,777	NOK	67,466	JPMorgan Chase Bank N.A.	03/21/18	228
USD	8,927	NOK	68,617	JPMorgan Chase Bank N.A.	03/21/18	232
USD	189,064	NOK	1,486,913	JPMorgan Chase Bank N.A.	03/21/18	645
USD	95,136	NOK	744,798	JPMorgan Chase Bank N.A.	03/21/18	757
USD	184,240	NOK	1,447,183	JPMorgan Chase Bank N.A.	03/21/18	855
USD	257,000	NOK	2,019,085	JPMorgan Chase Bank N.A.	03/21/18	1,145
USD	56,898	NOK	438,961	JPMorgan Chase Bank N.A.	03/21/18	1,274
USD	80,931	NOK	626,405	JPMorgan Chase Bank N.A.	03/21/18	1,554
USD	123,269	NOK	954,536	JPMorgan Chase Bank N.A.	03/21/18	2,312
USD	303,034	NOK	2,366,689	JPMorgan Chase Bank N.A.	03/21/18	3,131
USD	8,311	NZD	11,426	J.P. Morgan Securities LLC	03/21/18	72
USD	192,108	NZD	264,108	J.P. Morgan Securities LLC	03/21/18	1,669
USD	4,724	NZD	6,550	JPMorgan Chase Bank N.A.	03/21/18	1
USD	3,070	NZD	4,229	JPMorgan Chase Bank N.A.	03/21/18	21
USD	1,840	NZD	2,522	JPMorgan Chase Bank N.A.	03/21/18	21
USD	4,161	NZD	5,740	JPMorgan Chase Bank N.A.	03/21/18	22
USD	5,889	NZD	8,112	JPMorgan Chase Bank N.A.	03/21/18	40
USD	15,828	NZD	21,884	JPMorgan Chase Bank N.A.	03/21/18	48
USD	3,621	NZD	4,941	JPMorgan Chase Bank N.A.	03/21/18	58
USD	13,909	NZD	19,192	JPMorgan Chase Bank N.A.	03/21/18	70
USD	260,135	NZD	360,655	JPMorgan Chase Bank N.A.	03/21/18	79
USD	28,889	NZD	39,905	JPMorgan Chase Bank N.A.	03/21/18	115
USD	11,830	NZD	16,224	JPMorgan Chase Bank N.A.	03/21/18	132
USD	23,802	NZD	32,798	JPMorgan Chase Bank N.A.	03/21/18	152
USD	139,668	NZD	193,464	JPMorgan Chase Bank N.A.	03/21/18	168
USD	33,831	NZD	46,597	JPMorgan Chase Bank N.A.	03/21/18	232
USD	71,766	NZD	99,000	JPMorgan Chase Bank N.A.	03/21/18	381
USD	40,929	NZD	56,108	JPMorgan Chase Bank N.A.	03/21/18	472
USD	43,474	NZD	59,400	JPMorgan Chase Bank N.A.	03/21/18	643
USD	57,222	NZD	78,422	JPMorgan Chase Bank N.A.	03/21/18	675
USD	71,755	NZD	98,572	JPMorgan Chase Bank N.A.	03/21/18	678
USD	64,239	NZD	88,096	JPMorgan Chase Bank N.A.	03/21/18	716
USD	159,584	NZD	220,203	JPMorgan Chase Bank N.A.	03/21/18	803
USD	34,054	NZD	46,058	JPMorgan Chase Bank N.A.	03/21/18	844
USD	86,914	NZD	118,935	JPMorgan Chase Bank N.A.	03/21/18	1,154
USD	132,925	NZD	182,670	JPMorgan Chase Bank N.A.	03/21/18	1,208
USD	336,396	NZD	463,543	JPMorgan Chase Bank N.A.	03/21/18	2,152
USD	155,464	NZD	212,477	JPMorgan Chase Bank N.A.	03/21/18	2,254

20	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	97,962	NZD	132,526	JPMorgan Chase Bank N.A.	03/21/18	$ 2,402
USD	167,425	NZD	228,811	JPMorgan Chase Bank N.A.	03/21/18	2,437
USD	146,252	NZD	199,070	JPMorgan Chase Bank N.A.	03/21/18	2,709
USD	191,557	NZD	261,408	JPMorgan Chase Bank N.A.	03/21/18	3,065
USD	214,617	NZD	292,889	JPMorgan Chase Bank N.A.	03/21/18	3,425
USD	276,016	NZD	375,758	JPMorgan Chase Bank N.A.	03/21/18	5,070
USD	4,112	SEK	32,909	JPMorgan Chase Bank N.A.	03/21/18	134
USD	10,665	SEK	86,806	JPMorgan Chase Bank N.A.	03/21/18	172
USD	11,972	SEK	97,449	JPMorgan Chase Bank N.A.	03/21/18	193
USD	8,950	SEK	71,177	JPMorgan Chase Bank N.A.	03/21/18	346
USD	25,780	SEK	208,485	JPMorgan Chase Bank N.A.	03/21/18	580
USD	110,591	SEK	908,687	JPMorgan Chase Bank N.A.	03/21/18	753
USD	78,245	SEK	636,630	JPMorgan Chase Bank N.A.	03/21/18	1,292
USD	55,836	SEK	446,618	JPMorgan Chase Bank N.A.	03/21/18	1,850
USD	122,375	SEK	994,457	JPMorgan Chase Bank N.A.	03/21/18	2,170
USD	289,090	SEK	2,351,128	JPMorgan Chase Bank N.A.	03/21/18	4,896
USD	207,115	SEK	1,636,499	JPMorgan Chase Bank N.A.	03/21/18	9,303
JPY	13,793,066	USD	126,762	J.P. Morgan Securities LLC	03/22/18	2,724
JPY	78,368,352	USD	720,225	J.P. Morgan Securities LLC	03/22/18	15,478
JPY	1,199,452	USD	11,044	JPMorgan Chase Bank N.A.	03/22/18	216
JPY	15,700,563	USD	147,001	JPMorgan Chase Bank N.A.	03/22/18	393
JPY	3,089,135	USD	27,399	JPMorgan Chase Bank N.A.	03/22/18	1,601
JPY	68,012,716	USD	636,787	JPMorgan Chase Bank N.A.	03/22/18	1,701
JPY	23,064,423	USD	214,514	JPMorgan Chase Bank N.A.	03/22/18	2,009
JPY	7,884,092	USD	71,489	JPMorgan Chase Bank N.A.	03/22/18	2,525
JPY	9,946,991	USD	90,709	JPMorgan Chase Bank N.A.	03/22/18	2,671
JPY	10,193,738	USD	92,988	JPMorgan Chase Bank N.A.	03/22/18	2,708
JPY	13,134,798	USD	120,557	JPMorgan Chase Bank N.A.	03/22/18	2,750
JPY	11,102,269	USD	100,900	JPMorgan Chase Bank N.A.	03/22/18	3,325
JPY	7,325,931	USD	65,414	JPMorgan Chase Bank N.A.	03/22/18	3,360
JPY	7,518,738	USD	67,156	JPMorgan Chase Bank N.A.	03/22/18	3,428
JPY	14,479,437	USD	131,256	JPMorgan Chase Bank N.A.	03/22/18	4,673
JPY	65,598,034	USD	610,943	JPMorgan Chase Bank N.A.	03/22/18	4,876
JPY	20,928,039	USD	191,413	JPMorgan Chase Bank N.A.	03/22/18	5,055
JPY	83,377,786	USD	777,389	JPMorgan Chase Bank N.A.	03/22/18	5,342
JPY	56,653,903	USD	526,461	JPMorgan Chase Bank N.A.	03/22/18	5,392
JPY	14,373,399	USD	129,457	JPMorgan Chase Bank N.A.	03/22/18	5,477
JPY	13,289,720	USD	118,399	JPMorgan Chase Bank N.A.	03/22/18	6,362
JPY	78,051,586	USD	726,233	JPMorgan Chase Bank N.A.	03/22/18	6,497
JPY	18,584,970	USD	167,466	JPMorgan Chase Bank N.A.	03/22/18	7,006
JPY	16,431,250	USD	147,059	JPMorgan Chase Bank N.A.	03/22/18	7,194
JPY	20,908,792	USD	189,017	JPMorgan Chase Bank N.A.	03/22/18	7,270
JPY	15,671,798	USD	139,621	JPMorgan Chase Bank N.A.	03/22/18	7,502
JPY	15,766,178	USD	140,098	JPMorgan Chase Bank N.A.	03/22/18	7,911
JPY	16,718,953	USD	148,763	JPMorgan Chase Bank N.A.	03/22/18	8,190
JPY	19,225,880	USD	172,071	JPMorgan Chase Bank N.A.	03/22/18	8,417
JPY	27,975,698	USD	252,729	JPMorgan Chase Bank N.A.	03/22/18	9,900
JPY	19,559,177	USD	173,250	JPMorgan Chase Bank N.A.	03/22/18	10,367
JPY	28,840,839	USD	259,880	JPMorgan Chase Bank N.A.	03/22/18	10,871
JPY	22,963,856	USD	204,057	JPMorgan Chase Bank N.A.	03/22/18	11,522
JPY	26,235,641	USD	234,063	JPMorgan Chase Bank N.A.	03/22/18	12,231
JPY	38,529,471	USD	349,366	JPMorgan Chase Bank N.A.	03/22/18	12,339

CONSOLIDATED SCHEDULE OF INVESTMENTS	21

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	36,316,381	USD	328,078	JPMorgan Chase Bank N.A.	03/22/18	$ 12,851
JPY	57,331,589	USD	522,822	JPMorgan Chase Bank N.A.	03/22/18	15,394
JPY	63,976,780	USD	585,147	JPMorgan Chase Bank N.A.	03/22/18	15,452
JPY	58,753,767	USD	535,957	JPMorgan Chase Bank N.A.	03/22/18	15,609
JPY	54,256,679	USD	493,099	JPMorgan Chase Bank N.A.	03/22/18	16,250
JPY	37,663,225	USD	336,298	JPMorgan Chase Bank N.A.	03/22/18	17,275
JPY	98,402,665	USD	906,081	JPMorgan Chase Bank N.A.	03/22/18	17,700
JPY	45,126,336	USD	402,597	JPMorgan Chase Bank N.A.	03/22/18	21,038
JPY	49,589,803	USD	440,817	JPMorgan Chase Bank N.A.	03/22/18	24,721
JPY	60,536,388	USD	536,931	JPMorgan Chase Bank N.A.	03/22/18	31,370
JPY	66,649,294	USD	594,000	JPMorgan Chase Bank N.A.	03/22/18	31,688
JPY	67,379,552	USD	600,588	JPMorgan Chase Bank N.A.	03/22/18	31,955
JPY	64,297,043	USD	570,282	JPMorgan Chase Bank N.A.	03/22/18	33,324
JPY	90,888,981	USD	807,127	JPMorgan Chase Bank N.A.	03/22/18	46,118
USD	15,220	JPY	1,620,685	JPMorgan Chase Bank N.A.	03/22/18	5
USD	11,903	JPY	1,267,309	JPMorgan Chase Bank N.A.	03/22/18	6
USD	13,172	JPY	1,402,231	JPMorgan Chase Bank N.A.	03/22/18	8
USD	15,577	JPY	1,657,266	JPMorgan Chase Bank N.A.	03/22/18	19
USD	16,656	JPY	1,765,299	JPMorgan Chase Bank N.A.	03/22/18	83
USD	16,769	JPY	1,776,694	JPMorgan Chase Bank N.A.	03/22/18	90
USD	17,013	JPY	1,801,878	JPMorgan Chase Bank N.A.	03/22/18	97
USD	185,197	JPY	19,714,869	JPMorgan Chase Bank N.A.	03/22/18	118
USD	24,954	JPY	2,644,728	JPMorgan Chase Bank N.A.	03/22/18	126
USD	578,780	JPY	61,630,989	JPMorgan Chase Bank N.A.	03/22/18	202
USD	452,640	JPY	48,192,823	JPMorgan Chase Bank N.A.	03/22/18	218
USD	592,365	JPY	63,022,048	JPMorgan Chase Bank N.A.	03/22/18	729
USD	180,175	JPY	19,109,881	JPMorgan Chase Bank N.A.	03/22/18	776
USD	588,662	JPY	62,391,551	JPMorgan Chase Bank N.A.	03/22/18	2,945
USD	592,665	JPY	62,794,281	JPMorgan Chase Bank N.A.	03/22/18	3,167
USD	601,278	JPY	63,684,363	JPMorgan Chase Bank N.A.	03/22/18	3,425
USD	881,947	JPY	93,473,411	JPMorgan Chase Bank N.A.	03/22/18	4,440

						1,693,888

DKK	887,582	USD	146,449	JPMorgan Chase Bank N.A.	03/15/18	(844)
DKK	1,083,191	USD	177,886	JPMorgan Chase Bank N.A.	03/15/18	(192)
EUR	167,564	USD	209,401	JPMorgan Chase Bank N.A.	03/15/18	(4,726)
EUR	89,587	USD	110,484	JPMorgan Chase Bank N.A.	03/15/18	(1,055)
EUR	83,756	USD	102,425	JPMorgan Chase Bank N.A.	03/15/18	(119)
SEK	1,770,794	USD	218,294	JPMorgan Chase Bank N.A.	03/15/18	(4,354)
AUD	665,131	USD	526,461	JPMorgan Chase Bank N.A.	03/21/18	(9,841)
AUD	679,322	USD	537,387	JPMorgan Chase Bank N.A.	03/21/18	(9,744)
AUD	378,155	USD	303,086	JPMorgan Chase Bank N.A.	03/21/18	(9,366)
AUD	413,986	USD	329,529	JPMorgan Chase Bank N.A.	03/21/18	(7,978)
AUD	366,857	USD	292,222	JPMorgan Chase Bank N.A.	03/21/18	(7,277)
AUD	220,175	USD	178,001	JPMorgan Chase Bank N.A.	03/21/18	(6,986)
AUD	548,688	USD	431,145	JPMorgan Chase Bank N.A.	03/21/18	(4,968)
AUD	510,113	USD	399,862	JPMorgan Chase Bank N.A.	03/21/18	(3,648)
AUD	367,625	USD	289,143	JPMorgan Chase Bank N.A.	03/21/18	(3,601)
AUD	290,022	USD	228,476	JPMorgan Chase Bank N.A.	03/21/18	(3,210)
AUD	224,826	USD	177,638	JPMorgan Chase Bank N.A.	03/21/18	(3,011)
AUD	363,469	USD	285,098	JPMorgan Chase Bank N.A.	03/21/18	(2,784)
AUD	110,469	USD	88,440	JPMorgan Chase Bank N.A.	03/21/18	(2,637)
AUD	76,359	USD	61,201	JPMorgan Chase Bank N.A.	03/21/18	(1,891)

22	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	38,057	USD	30,641	JPMorgan Chase Bank N.A.	03/21/18	$ (1,081)
AUD	51,836	USD	41,261	JPMorgan Chase Bank N.A.	03/21/18	(999)
AUD	131,951	USD	103,432	JPMorgan Chase Bank N.A.	03/21/18	(944)
AUD	92,028	USD	72,070	JPMorgan Chase Bank N.A.	03/21/18	(591)
AUD	77,103	USD	60,478	JPMorgan Chase Bank N.A.	03/21/18	(591)
AUD	79,170	USD	62,078	JPMorgan Chase Bank N.A.	03/21/18	(585)
AUD	18,201	USD	14,715	JPMorgan Chase Bank N.A.	03/21/18	(578)
AUD	45,312	USD	35,605	JPMorgan Chase Bank N.A.	03/21/18	(410)
AUD	55,434	USD	43,463	JPMorgan Chase Bank N.A.	03/21/18	(407)
AUD	31,304	USD	24,716	JPMorgan Chase Bank N.A.	03/21/18	(402)
AUD	72,794	USD	56,931	JPMorgan Chase Bank N.A.	03/21/18	(390)
AUD	54,286	USD	42,513	JPMorgan Chase Bank N.A.	03/21/18	(348)
AUD	21,727	USD	17,190	JPMorgan Chase Bank N.A.	03/21/18	(314)
AUD	12,810	USD	10,256	JPMorgan Chase Bank N.A.	03/21/18	(306)
AUD	55,739	USD	43,592	JPMorgan Chase Bank N.A.	03/21/18	(299)
AUD	30,361	USD	23,879	JPMorgan Chase Bank N.A.	03/21/18	(297)
AUD	12,831	USD	10,214	JPMorgan Chase Bank N.A.	03/21/18	(248)
AUD	24,633	USD	19,355	JPMorgan Chase Bank N.A.	03/21/18	(222)
AUD	18,047	USD	14,217	JPMorgan Chase Bank N.A.	03/21/18	(200)
AUD	23,770	USD	18,637	JPMorgan Chase Bank N.A.	03/21/18	(174)
CAD	950,058	USD	771,829	JPMorgan Chase Bank N.A.	03/21/18	(31,131)
CAD	1,162,658	USD	932,749	JPMorgan Chase Bank N.A.	03/21/18	(26,300)
CAD	528,310	USD	425,567	JPMorgan Chase Bank N.A.	03/21/18	(13,678)
CAD	509,906	USD	409,246	JPMorgan Chase Bank N.A.	03/21/18	(11,705)
CAD	451,892	USD	363,227	JPMorgan Chase Bank N.A.	03/21/18	(10,916)
CAD	674,220	USD	536,304	JPMorgan Chase Bank N.A.	03/21/18	(10,658)
CAD	686,831	USD	545,984	JPMorgan Chase Bank N.A.	03/21/18	(10,506)
CAD	268,127	USD	217,827	JPMorgan Chase Bank N.A.	03/21/18	(8,786)
CAD	247,015	USD	200,220	JPMorgan Chase Bank N.A.	03/21/18	(7,638)
CAD	481,367	USD	382,760	JPMorgan Chase Bank N.A.	03/21/18	(7,469)
CAD	391,608	USD	311,633	JPMorgan Chase Bank N.A.	03/21/18	(6,322)
CAD	342,890	USD	273,285	JPMorgan Chase Bank N.A.	03/21/18	(5,956)
CAD	177,667	USD	144,009	JPMorgan Chase Bank N.A.	03/21/18	(5,494)
CAD	246,473	USD	197,508	JPMorgan Chase Bank N.A.	03/21/18	(5,349)
CAD	198,691	USD	158,617	JPMorgan Chase Bank N.A.	03/21/18	(3,710)
CAD	101,863	USD	82,699	JPMorgan Chase Bank N.A.	03/21/18	(3,283)
CAD	141,017	USD	113,179	JPMorgan Chase Bank N.A.	03/21/18	(3,237)
CAD	97,180	USD	78,897	JPMorgan Chase Bank N.A.	03/21/18	(3,132)
CAD	113,357	USD	91,126	JPMorgan Chase Bank N.A.	03/21/18	(2,749)
CAD	179,084	USD	142,285	JPMorgan Chase Bank N.A.	03/21/18	(2,664)
CAD	102,710	USD	82,318	JPMorgan Chase Bank N.A.	03/21/18	(2,242)
CAD	82,165	USD	66,253	JPMorgan Chase Bank N.A.	03/21/18	(2,195)
CAD	222,824	USD	175,737	JPMorgan Chase Bank N.A.	03/21/18	(2,016)
CAD	178,393	USD	140,464	JPMorgan Chase Bank N.A.	03/21/18	(1,383)
CAD	49,585	USD	39,942	JPMorgan Chase Bank N.A.	03/21/18	(1,284)
CAD	3,087,507	USD	2,408,384	JPMorgan Chase Bank N.A.	03/21/18	(1,255)
CAD	72,533	USD	57,696	JPMorgan Chase Bank N.A.	03/21/18	(1,147)
CAD	73,890	USD	58,738	JPMorgan Chase Bank N.A.	03/21/18	(1,130)
CAD	36,659	USD	29,470	JPMorgan Chase Bank N.A.	03/21/18	(889)
CAD	61,113	USD	48,332	JPMorgan Chase Bank N.A.	03/21/18	(686)
CAD	49,913	USD	39,490	JPMorgan Chase Bank N.A.	03/21/18	(576)
CAD	42,973	USD	34,056	JPMorgan Chase Bank N.A.	03/21/18	(552)

CONSOLIDATED SCHEDULE OF INVESTMENTS	23

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	40,728	USD	32,223	JPMorgan Chase Bank N.A.	03/21/18	$ (470)
CAD	37,052	USD	29,303	JPMorgan Chase Bank N.A.	03/21/18	(416)
CAD	1,018,079	USD	794,144	JPMorgan Chase Bank N.A.	03/21/18	(414)
CAD	18,867	USD	15,093	JPMorgan Chase Bank N.A.	03/21/18	(384)
CAD	16,054	USD	12,843	JPMorgan Chase Bank N.A.	03/21/18	(327)
CAD	7,097	USD	5,680	JPMorgan Chase Bank N.A.	03/21/18	(147)
CAD	1,140,826	USD	889,522	JPMorgan Chase Bank N.A.	03/21/18	(94)
CAD	10,034	USD	7,914	JPMorgan Chase Bank N.A.	03/21/18	(91)
CAD	44,527	USD	34,765	JPMorgan Chase Bank N.A.	03/21/18	(51)
CAD	6,457	USD	5,078	JPMorgan Chase Bank N.A.	03/21/18	(44)
CAD	492	USD	392	JPMorgan Chase Bank N.A.	03/21/18	(9)
EUR	820,379	USD	1,017,724	J.P. Morgan Securities LLC	03/21/18	(15,168)
EUR	471,674	USD	585,110	J.P. Morgan Securities LLC	03/21/18	(8,694)
EUR	26,405	USD	32,757	J.P. Morgan Securities LLC	03/21/18	(488)
EUR	15,182	USD	18,833	J.P. Morgan Securities LLC	03/21/18	(280)
EUR	827,568	USD	1,033,092	JPMorgan Chase Bank N.A.	03/21/18	(21,751)
EUR	717,852	USD	894,978	JPMorgan Chase Bank N.A.	03/21/18	(17,717)
EUR	739,703	USD	921,004	JPMorgan Chase Bank N.A.	03/21/18	(17,040)
EUR	748,287	USD	929,306	JPMorgan Chase Bank N.A.	03/21/18	(14,852)
EUR	441,487	USD	551,680	JPMorgan Chase Bank N.A.	03/21/18	(12,155)
EUR	487,236	USD	607,419	JPMorgan Chase Bank N.A.	03/21/18	(11,985)
EUR	440,459	USD	549,774	JPMorgan Chase Bank N.A.	03/21/18	(11,505)
EUR	392,527	USD	487,848	JPMorgan Chase Bank N.A.	03/21/18	(8,155)
EUR	334,503	USD	416,185	JPMorgan Chase Bank N.A.	03/21/18	(7,401)
EUR	369,684	USD	456,564	JPMorgan Chase Bank N.A.	03/21/18	(4,786)
EUR	508,660	USD	625,891	JPMorgan Chase Bank N.A.	03/21/18	(4,276)
EUR	476,003	USD	585,835	JPMorgan Chase Bank N.A.	03/21/18	(4,129)
EUR	196,622	USD	244,096	JPMorgan Chase Bank N.A.	03/21/18	(3,812)
EUR	136,305	USD	169,216	JPMorgan Chase Bank N.A.	03/21/18	(2,642)
EUR	79,028	USD	98,654	JPMorgan Chase Bank N.A.	03/21/18	(2,077)
EUR	232,694	USD	286,115	JPMorgan Chase Bank N.A.	03/21/18	(1,748)
EUR	42,159	USD	52,682	JPMorgan Chase Bank N.A.	03/21/18	(1,161)
EUR	42,062	USD	52,501	JPMorgan Chase Bank N.A.	03/21/18	(1,099)
EUR	94,658	USD	116,763	JPMorgan Chase Bank N.A.	03/21/18	(1,085)
EUR	105,749	USD	130,116	JPMorgan Chase Bank N.A.	03/21/18	(884)
EUR	100,264	USD	123,155	JPMorgan Chase Bank N.A.	03/21/18	(626)
EUR	19,068	USD	23,681	JPMorgan Chase Bank N.A.	03/21/18	(378)
EUR	59,455	USD	73,020	JPMorgan Chase Bank N.A.	03/21/18	(362)
GBP	540,461	USD	756,591	J.P. Morgan Securities LLC	03/21/18	(11,763)
GBP	436,838	USD	611,142	J.P. Morgan Securities LLC	03/21/18	(9,120)
GBP	375,882	USD	525,580	JPMorgan Chase Bank N.A.	03/21/18	(7,564)
GBP	119,841	USD	170,452	JPMorgan Chase Bank N.A.	03/21/18	(5,295)
GBP	164,685	USD	230,250	JPMorgan Chase Bank N.A.	03/21/18	(3,291)
GBP	53,277	USD	75,777	JPMorgan Chase Bank N.A.	03/21/18	(2,354)
GBP	70,802	USD	99,910	JPMorgan Chase Bank N.A.	03/21/18	(2,335)
GBP	43,585	USD	62,164	JPMorgan Chase Bank N.A.	03/21/18	(2,098)
GBP	117,218	USD	163,446	JPMorgan Chase Bank N.A.	03/21/18	(1,904)
GBP	59,438	USD	83,040	JPMorgan Chase Bank N.A.	03/21/18	(1,126)
GBP	81,919	USD	113,399	JPMorgan Chase Bank N.A.	03/21/18	(503)
GBP	3,283	USD	4,590	JPMorgan Chase Bank N.A.	03/21/18	(66)
NOK	2,365,982	USD	301,929	J.P. Morgan Securities LLC	03/21/18	(2,116)
NOK	2,666,083	USD	342,325	JPMorgan Chase Bank N.A.	03/21/18	(4,483)

24	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	1,514,657	USD	195,818	JPMorgan Chase Bank N.A.	03/21/18	$ (3,883)
NOK	1,410,481	USD	181,753	JPMorgan Chase Bank N.A.	03/21/18	(3,019)
NOK	862,751	USD	112,230	JPMorgan Chase Bank N.A.	03/21/18	(2,904)
NOK	945,119	USD	121,714	JPMorgan Chase Bank N.A.	03/21/18	(1,950)
NOK	2,198,265	USD	280,358	JPMorgan Chase Bank N.A.	03/21/18	(1,798)
NOK	681,355	USD	87,370	JPMorgan Chase Bank N.A.	03/21/18	(1,029)
NOK	1,810,998	USD	230,339	JPMorgan Chase Bank N.A.	03/21/18	(852)
NOK	684,963	USD	87,634	JPMorgan Chase Bank N.A.	03/21/18	(837)
NOK	775,593	USD	98,959	JPMorgan Chase Bank N.A.	03/21/18	(677)
NOK	163,673	USD	21,211	JPMorgan Chase Bank N.A.	03/21/18	(471)
NOK	134,915	USD	17,550	JPMorgan Chase Bank N.A.	03/21/18	(454)
NOK	194,415	USD	25,052	JPMorgan Chase Bank N.A.	03/21/18	(416)
NOK	87,315	USD	11,422	JPMorgan Chase Bank N.A.	03/21/18	(357)
NOK	117,345	USD	15,047	JPMorgan Chase Bank N.A.	03/21/18	(177)
NOK	190,721	USD	24,324	JPMorgan Chase Bank N.A.	03/21/18	(156)
NOK	33,496	USD	4,362	JPMorgan Chase Bank N.A.	03/21/18	(117)
NOK	437,292	USD	55,513	JPMorgan Chase Bank N.A.	03/21/18	(101)
NOK	24,009	USD	3,141	JPMorgan Chase Bank N.A.	03/21/18	(98)
NOK	31,462	USD	4,077	JPMorgan Chase Bank N.A.	03/21/18	(91)
NOK	546,001	USD	69,268	JPMorgan Chase Bank N.A.	03/21/18	(80)
NOK	80,440	USD	10,263	JPMorgan Chase Bank N.A.	03/21/18	(70)
NOK	54,526	USD	6,973	JPMorgan Chase Bank N.A.	03/21/18	(64)
NOK	20,385	USD	2,635	JPMorgan Chase Bank N.A.	03/21/18	(52)
NOK	20,778	USD	2,658	JPMorgan Chase Bank N.A.	03/21/18	(25)
NZD	123,816	USD	91,258	JPMorgan Chase Bank N.A.	03/21/18	(1,979)
NZD	135,961	USD	99,782	JPMorgan Chase Bank N.A.	03/21/18	(1,745)
NZD	156,165	USD	113,874	JPMorgan Chase Bank N.A.	03/21/18	(1,269)
NZD	202,058	USD	146,946	JPMorgan Chase Bank N.A.	03/21/18	(1,249)
NZD	127,924	USD	93,180	JPMorgan Chase Bank N.A.	03/21/18	(938)
NZD	52,996	USD	39,018	JPMorgan Chase Bank N.A.	03/21/18	(804)
NZD	48,878	USD	36,017	JPMorgan Chase Bank N.A.	03/21/18	(772)
NZD	42,997	USD	31,765	JPMorgan Chase Bank N.A.	03/21/18	(761)
NZD	47,696	USD	35,009	JPMorgan Chase Bank N.A.	03/21/18	(617)
NZD	51,437	USD	37,698	JPMorgan Chase Bank N.A.	03/21/18	(609)
NZD	29,155	USD	21,465	JPMorgan Chase Bank N.A.	03/21/18	(442)
NZD	21,943	USD	16,173	JPMorgan Chase Bank N.A.	03/21/18	(351)
NZD	28,138	USD	20,463	JPMorgan Chase Bank N.A.	03/21/18	(174)
NZD	8,472	USD	6,218	JPMorgan Chase Bank N.A.	03/21/18	(110)
NZD	3,587	USD	2,643	JPMorgan Chase Bank N.A.	03/21/18	(57)
NZD	3,493	USD	2,544	JPMorgan Chase Bank N.A.	03/21/18	(26)
SEK	3,552,872	USD	446,523	J.P. Morgan Securities LLC	03/21/18	(17,068)
SEK	3,427,844	USD	434,621	JPMorgan Chase Bank N.A.	03/21/18	(20,279)
SEK	3,028,585	USD	382,456	JPMorgan Chase Bank N.A.	03/21/18	(16,375)
SEK	3,636,045	USD	451,229	JPMorgan Chase Bank N.A.	03/21/18	(11,721)
SEK	1,698,778	USD	215,856	JPMorgan Chase Bank N.A.	03/21/18	(10,516)
SEK	1,349,353	USD	172,342	JPMorgan Chase Bank N.A.	03/21/18	(9,239)
SEK	1,226,274	USD	156,131	JPMorgan Chase Bank N.A.	03/21/18	(7,905)
SEK	1,591,469	USD	199,349	JPMorgan Chase Bank N.A.	03/21/18	(6,980)
SEK	2,631,551	USD	325,014	JPMorgan Chase Bank N.A.	03/21/18	(6,924)
SEK	1,408,431	USD	176,745	JPMorgan Chase Bank N.A.	03/21/18	(6,501)
SEK	1,867,792	USD	230,827	JPMorgan Chase Bank N.A.	03/21/18	(5,057)
SEK	1,459,537	USD	181,444	JPMorgan Chase Bank N.A.	03/21/18	(5,022)

CONSOLIDATED SCHEDULE OF INVESTMENTS	25

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	692,683	USD	88,421	JPMorgan Chase Bank N.A.	03/21/18	$(4,692)
SEK	741,533	USD	92,642	JPMorgan Chase Bank N.A.	03/21/18	(3,009)
SEK	459,364	USD	58,391	JPMorgan Chase Bank N.A.	03/21/18	(2,865)
SEK	438,673	USD	55,810	JPMorgan Chase Bank N.A.	03/21/18	(2,785)
SEK	377,653	USD	48,047	JPMorgan Chase Bank N.A.	03/21/18	(2,398)
SEK	369,634	USD	46,876	JPMorgan Chase Bank N.A.	03/21/18	(2,197)
SEK	388,033	USD	48,695	JPMorgan Chase Bank N.A.	03/21/18	(1,791)
SEK	256,885	USD	32,810	JPMorgan Chase Bank N.A.	03/21/18	(1,759)
SEK	370,787	USD	46,450	JPMorgan Chase Bank N.A.	03/21/18	(1,631)
SEK	273,065	USD	34,630	JPMorgan Chase Bank N.A.	03/21/18	(1,623)
SEK	421,536	USD	52,572	JPMorgan Chase Bank N.A.	03/21/18	(1,618)
SEK	958,947	USD	117,391	JPMorgan Chase Bank N.A.	03/21/18	(1,478)
SEK	365,008	USD	45,550	JPMorgan Chase Bank N.A.	03/21/18	(1,429)
SEK	224,941	USD	28,593	JPMorgan Chase Bank N.A.	03/21/18	(1,403)
SEK	655,244	USD	80,600	JPMorgan Chase Bank N.A.	03/21/18	(1,397)
SEK	205,935	USD	26,167	JPMorgan Chase Bank N.A.	03/21/18	(1,275)
SEK	206,299	USD	26,157	JPMorgan Chase Bank N.A.	03/21/18	(1,220)
SEK	178,335	USD	22,706	JPMorgan Chase Bank N.A.	03/21/18	(1,150)
SEK	287,295	USD	35,830	JPMorgan Chase Bank N.A.	03/21/18	(1,103)
SEK	271,960	USD	33,977	JPMorgan Chase Bank N.A.	03/21/18	(1,103)
SEK	314,924	USD	39,082	JPMorgan Chase Bank N.A.	03/21/18	(1,015)
SEK	388,499	USD	47,934	JPMorgan Chase Bank N.A.	03/21/18	(974)
SEK	199,959	USD	25,049	JPMorgan Chase Bank N.A.	03/21/18	(879)
SEK	237,775	USD	29,587	JPMorgan Chase Bank N.A.	03/21/18	(846)
SEK	87,394	USD	11,156	JPMorgan Chase Bank N.A.	03/21/18	(592)
SEK	262,740	USD	32,314	JPMorgan Chase Bank N.A.	03/21/18	(555)
SEK	186,958	USD	23,091	JPMorgan Chase Bank N.A.	03/21/18	(492)
SEK	88,521	USD	11,179	JPMorgan Chase Bank N.A.	03/21/18	(479)
SEK	296,183	USD	36,275	JPMorgan Chase Bank N.A.	03/21/18	(474)
SEK	86,252	USD	10,891	JPMorgan Chase Bank N.A.	03/21/18	(465)
SEK	283,043	USD	34,649	JPMorgan Chase Bank N.A.	03/21/18	(436)
SEK	126,749	USD	15,757	JPMorgan Chase Bank N.A.	03/21/18	(436)
SEK	193,846	USD	23,803	JPMorgan Chase Bank N.A.	03/21/18	(371)
SEK	86,947	USD	10,855	JPMorgan Chase Bank N.A.	03/21/18	(345)
SEK	306,505	USD	37,363	JPMorgan Chase Bank N.A.	03/21/18	(314)
SEK	139,667	USD	17,180	JPMorgan Chase Bank N.A.	03/21/18	(298)
SEK	90,799	USD	11,167	JPMorgan Chase Bank N.A.	03/21/18	(192)
SEK	72,976	USD	9,004	JPMorgan Chase Bank N.A.	03/21/18	(183)
SEK	50,256	USD	6,253	JPMorgan Chase Bank N.A.	03/21/18	(179)
SEK	119,545	USD	14,597	JPMorgan Chase Bank N.A.	03/21/18	(147)
SEK	90,767	USD	11,083	JPMorgan Chase Bank N.A.	03/21/18	(112)
SEK	111,263	USD	13,554	JPMorgan Chase Bank N.A.	03/21/18	(105)
SEK	51,315	USD	6,301	JPMorgan Chase Bank N.A.	03/21/18	(98)
SEK	35,746	USD	4,378	JPMorgan Chase Bank N.A.	03/21/18	(57)
SEK	3,322	USD	409	JPMorgan Chase Bank N.A.	03/21/18	(7)
USD	550,087	AUD	717,865	JPMorgan Chase Bank N.A.	03/21/18	(7,493)
USD	198,701	AUD	260,531	JPMorgan Chase Bank N.A.	03/21/18	(3,659)
USD	171,563	AUD	224,053	JPMorgan Chase Bank N.A.	03/21/18	(2,464)
USD	108,034	AUD	141,088	JPMorgan Chase Bank N.A.	03/21/18	(1,551)
USD	22,519	AUD	29,409	JPMorgan Chase Bank N.A.	03/21/18	(324)
USD	11,297	AUD	14,741	JPMorgan Chase Bank N.A.	03/21/18	(153)
USD	1,538	AUD	2,007	JPMorgan Chase Bank N.A.	03/21/18	(21)

26	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	491	AUD	641	JPMorgan Chase Bank N.A.	03/21/18	$ (7)
USD	427,860	CAD	549,351	JPMorgan Chase Bank N.A.	03/21/18	(433)
USD	31,773	CAD	40,847	JPMorgan Chase Bank N.A.	03/21/18	(73)
USD	546,634	EUR	457,662	JPMorgan Chase Bank N.A.	03/21/18	(12,658)
USD	198,762	EUR	167,661	JPMorgan Chase Bank N.A.	03/21/18	(6,130)
USD	555,490	EUR	458,365	JPMorgan Chase Bank N.A.	03/21/18	(4,661)
USD	186,542	EUR	156,180	JPMorgan Chase Bank N.A.	03/21/18	(4,320)
USD	141,682	EUR	118,659	JPMorgan Chase Bank N.A.	03/21/18	(3,327)
USD	255,434	EUR	211,474	JPMorgan Chase Bank N.A.	03/21/18	(3,001)
USD	84,061	EUR	70,172	JPMorgan Chase Bank N.A.	03/21/18	(1,694)
USD	126,654	EUR	104,857	JPMorgan Chase Bank N.A.	03/21/18	(1,488)
USD	38,219	EUR	32,073	JPMorgan Chase Bank N.A.	03/21/18	(976)
USD	30,258	EUR	25,392	JPMorgan Chase Bank N.A.	03/21/18	(773)
USD	338,559	EUR	277,043	JPMorgan Chase Bank N.A.	03/21/18	(5)
USD	3,434,134	GBP	2,566,717	JPMorgan Chase Bank N.A.	03/21/18	(103,141)
USD	668,197	GBP	493,319	JPMorgan Chase Bank N.A.	03/21/18	(11,664)
USD	378,412	GBP	282,106	JPMorgan Chase Bank N.A.	03/21/18	(10,368)
USD	201,258	GBP	148,717	JPMorgan Chase Bank N.A.	03/21/18	(3,694)
USD	112,681	GBP	83,847	JPMorgan Chase Bank N.A.	03/21/18	(2,871)
USD	86,926	GBP	65,027	JPMorgan Chase Bank N.A.	03/21/18	(2,690)
USD	43,400	GBP	32,294	JPMorgan Chase Bank N.A.	03/21/18	(1,106)
USD	69,440	GBP	51,052	JPMorgan Chase Bank N.A.	03/21/18	(917)
USD	18,594	GBP	13,728	JPMorgan Chase Bank N.A.	03/21/18	(325)
USD	4,088	GBP	3,046	JPMorgan Chase Bank N.A.	03/21/18	(110)
USD	220,791	NOK	1,825,087	JPMorgan Chase Bank N.A.	03/21/18	(10,481)
USD	142,669	NOK	1,195,010	JPMorgan Chase Bank N.A.	03/21/18	(8,761)
USD	118,205	NOK	985,142	JPMorgan Chase Bank N.A.	03/21/18	(6,630)
USD	126,518	NOK	1,049,351	JPMorgan Chase Bank N.A.	03/21/18	(6,454)
USD	81,182	NOK	676,558	JPMorgan Chase Bank N.A.	03/21/18	(4,550)
USD	176,944	NOK	1,423,817	JPMorgan Chase Bank N.A.	03/21/18	(3,480)
USD	57,200	NOK	477,382	JPMorgan Chase Bank N.A.	03/21/18	(3,293)
USD	56,307	NOK	470,096	JPMorgan Chase Bank N.A.	03/21/18	(3,263)
USD	100,672	NOK	811,052	JPMorgan Chase Bank N.A.	03/21/18	(2,103)
USD	43,086	NOK	350,314	JPMorgan Chase Bank N.A.	03/21/18	(1,305)
USD	34,851	NOK	283,074	JPMorgan Chase Bank N.A.	03/21/18	(1,020)
USD	16,665	NOK	138,881	JPMorgan Chase Bank N.A.	03/21/18	(934)
USD	9,955	NOK	82,286	JPMorgan Chase Bank N.A.	03/21/18	(473)
USD	17,347	NOK	139,584	JPMorgan Chase Bank N.A.	03/21/18	(341)
USD	4,529	NOK	37,256	JPMorgan Chase Bank N.A.	03/21/18	(192)
USD	3,720	NOK	30,806	JPMorgan Chase Bank N.A.	03/21/18	(184)
USD	3,266	NOK	26,870	JPMorgan Chase Bank N.A.	03/21/18	(139)
USD	1,763	NOK	14,717	JPMorgan Chase Bank N.A.	03/21/18	(102)
USD	337,552	NZD	482,440	JPMorgan Chase Bank N.A.	03/21/18	(10,319)
USD	96,815	NZD	138,181	JPMorgan Chase Bank N.A.	03/21/18	(2,822)
USD	73,378	NZD	105,311	JPMorgan Chase Bank N.A.	03/21/18	(2,558)
USD	98,255	NZD	137,416	JPMorgan Chase Bank N.A.	03/21/18	(831)
USD	104,584	NZD	146,005	JPMorgan Chase Bank N.A.	03/21/18	(695)
USD	27,460	NZD	38,429	JPMorgan Chase Bank N.A.	03/21/18	(250)
USD	20,779	NZD	28,996	JPMorgan Chase Bank N.A.	03/21/18	(129)
USD	9,432	NZD	13,200	JPMorgan Chase Bank N.A.	03/21/18	(86)
USD	2,558	NZD	3,651	JPMorgan Chase Bank N.A.	03/21/18	(75)
USD	10,554	NZD	14,734	JPMorgan Chase Bank N.A.	03/21/18	(70)

CONSOLIDATED SCHEDULE OF INVESTMENTS	27

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,062,055	SEK	50,731,293	JPMorgan Chase Bank N.A.	03/21/18	$ (70,107)
USD	897,698	SEK	7,512,535	JPMorgan Chase Bank N.A.	03/21/18	(10,382)
USD	820,023	SEK	6,866,822	JPMorgan Chase Bank N.A.	03/21/18	(10,007)
USD	219,945	SEK	1,855,076	JPMorgan Chase Bank N.A.	03/21/18	(4,288)
USD	158,437	SEK	1,326,740	JPMorgan Chase Bank N.A.	03/21/18	(1,933)
USD	88,074	SEK	742,842	JPMorgan Chase Bank N.A.	03/21/18	(1,717)
USD	62,386	SEK	521,253	JPMorgan Chase Bank N.A.	03/21/18	(621)
USD	30,602	SEK	256,644	JPMorgan Chase Bank N.A.	03/21/18	(420)
USD	6,547	SEK	54,700	JPMorgan Chase Bank N.A.	03/21/18	(65)
USD	837,417	JPY	93,742,792	JPMorgan Chase Bank N.A.	03/22/18	(42,619)
USD	547,591	JPY	61,746,566	JPMorgan Chase Bank N.A.	03/22/18	(32,071)
USD	759,143	JPY	84,204,701	JPMorgan Chase Bank N.A.	03/22/18	(31,351)
USD	735,557	JPY	81,205,923	JPMorgan Chase Bank N.A.	03/22/18	(26,785)
USD	604,594	JPY	67,028,427	JPMorgan Chase Bank N.A.	03/22/18	(24,653)
USD	602,390	JPY	66,785,850	JPMorgan Chase Bank N.A.	03/22/18	(24,580)
USD	985,491	JPY	107,565,412	JPMorgan Chase Bank N.A.	03/22/18	(24,308)
USD	419,071	JPY	47,078,525	JPMorgan Chase Bank N.A.	03/22/18	(22,891)
USD	393,957	JPY	44,257,125	JPMorgan Chase Bank N.A.	03/22/18	(21,519)
USD	320,933	JPY	36,098,150	JPMorgan Chase Bank N.A.	03/22/18	(17,947)
USD	702,681	JPY	76,713,525	JPMorgan Chase Bank N.A.	03/22/18	(17,487)
USD	581,516	JPY	63,476,572	JPMorgan Chase Bank N.A.	03/22/18	(14,387)
USD	205,446	JPY	23,166,184	JPMorgan Chase Bank N.A.	03/22/18	(12,033)
USD	329,133	JPY	36,259,424	JPMorgan Chase Bank N.A.	03/22/18	(11,262)
USD	593,662	JPY	64,410,048	JPMorgan Chase Bank N.A.	03/22/18	(11,004)
USD	117,725	JPY	13,204,949	JPMorgan Chase Bank N.A.	03/22/18	(6,240)
USD	188,022	JPY	20,686,148	JPMorgan Chase Bank N.A.	03/22/18	(6,175)
USD	108,017	JPY	12,127,080	JPMorgan Chase Bank N.A.	03/22/18	(5,829)
USD	175,122	JPY	18,989,339	JPMorgan Chase Bank N.A.	03/22/18	(3,146)
USD	159,107	JPY	17,256,057	JPMorgan Chase Bank N.A.	03/22/18	(2,889)
USD	112,938	JPY	12,271,129	JPMorgan Chase Bank N.A.	03/22/18	(2,260)
USD	57,515	JPY	6,278,153	JPMorgan Chase Bank N.A.	03/22/18	(1,423)
USD	840,255	JPY	89,649,110	JPMorgan Chase Bank N.A.	03/22/18	(1,350)
USD	69,858	JPY	7,576,521	JPMorgan Chase Bank N.A.	03/22/18	(1,268)
USD	58,748	JPY	6,383,176	JPMorgan Chase Bank N.A.	03/22/18	(1,176)
USD	50,319	JPY	5,456,360	JPMorgan Chase Bank N.A.	03/22/18	(904)
USD	18,075	JPY	1,988,552	JPMorgan Chase Bank N.A.	03/22/18	(594)
USD	73,057	JPY	7,784,656	JPMorgan Chase Bank N.A.	03/22/18	(23)
USD	365	JPY	39,970	JPMorgan Chase Bank N.A.	03/22/18	(10)
USD	1,380,133	EUR	1,136,800	Bank of America N.A.	04/12/18	(11,398)

						(1,472,281)

Net Unrealized Appreciation						$ 221,607

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
S&P 500 Index	3	3/09/18	USD	2,745.00	USD	814	$3,540
Dominion Energy, Inc.	8	3/16/18	USD	80.00	USD	59	80
iShares MSCI EAFE Index Fund ETF	200	3/16/18	USD	70.00	USD	1,405	22,200
New York Times Co., Class A	12	3/16/18	USD	26.00	USD	29	180
Southwestern Energy Co.	12	3/16/18	USD	8.00	USD	4	42

28	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
VMware, Inc.	11	3/16/18	USD	140.00	USD	145	$2,695
CBOE Volatility Index(a)	126	4/18/18	USD	25.00	USD	250	16,380
Time Warner, Inc.	34	4/20/18	USD	92.50	USD	316	11,560
Weibo Corp — ADR	10	4/20/18	USD	140.00	USD	129	4,450
Zions Bancorp	67	4/20/18	USD	48.00	USD	368	52,930
Rayonier Advanced Materials, Inc.	6	5/18/18	USD	22.50	USD	12	465
Rayonier Advanced Materials, Inc.	4	5/18/18	USD	25.00	USD	8	120
Rexnord Corp.	9	5/18/18	USD	30.00	USD	26	1,013
SPDR EURO STOXX 50 ETF	155	5/18/18	USD	46.00	USD	629	775

							116,430

Put
Dominion Energy, Inc.	6	3/16/18	USD	70.00	USD	44	135
Dynegy, Inc.	56	3/16/18	USD	11.00	USD	68	1,540
Dynegy, Inc.	3	3/16/18	USD	12.00	USD	4	83
EURO STOXX 50	59	3/16/18	EUR	3,350.00	EUR	2,029	14,828
VMware, Inc.	2	3/16/18	USD	130.00	USD	26	920
iShares iBoxx $ High Yield Corporate Bond ETF	75	3/23/18	USD	84.00	USD	646	2,137
Dominion Energy, Inc.	25	4/20/18	USD	70.00	USD	185	1,875
iShares iBoxx $ High Yield Corporate Bond ETF	165	4/20/18	USD	82.00	USD	1,422	5,857
S&P 500 Index	8	4/20/18	USD	2,465.00	USD	2,171	12,360
Dynegy, Inc.	36	6/15/18	USD	10.00	USD	44	2,700
TCF Financial Corp.	82	7/20/18	USD	22.50	USD	183	12,300
Dynegy, Inc.	7	9/21/18	USD	10.00	USD	9	280
Tesla, Inc.	6	1/18/19	USD	300.00	USD	206	19,590

							74,605

							$191,035

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
S&P 500 Index	5	3/16/18	USD	2,670.00	USD	1,357	$(32,375)
CBOE Volatility Index(a)	126	4/18/18	USD	40.00	USD	250	(5,355)
Time Warner, Inc.	34	4/20/18	USD	100.00	USD	316	(3,060)

							(40,790)

Put
iShares iBoxx $ High Yield Corporate Bond ETF	165	4/20/18	USD	77.00	USD	1,422	(1,485)
Bank of America Corp.	150	1/18/19	USD	25.00	USD	482	(11,700)

							(13,185)

							$(53,975)

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.

CONSOLIDATED SCHEDULE OF INVESTMENTS	29

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rite Aid Corp.	5.00%	Quarterly	12/20/22	USD 75	$ 1,051	$ 8,099	$ (7,048)
SuperValu, Inc.	5.00%	Quarterly	12/20/22	USD 253	14,286	19,263	(4,977)

					$15,337	$27,362	$(12,025)

OTC Total Return Swaps

									Upfront
Paid by the Fund		Received by the Fund				Notional			Premium	Unrealized
					Termination	Amount			Paid	Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date	(000)		Value	(Received)	(Depreciation}
STOXX Europe 600 Automobiles & Parts Index	Quarterly	3-month EURIBOR	Quarterly	Morgan Stanley & Co. International PLC	12/31/49	EUR	89	$ 9,057	$—	$ 9,057
STOXX Europe 600 Chemicals Index	Quarterly	3-month EURIBOR	Quarterly	Morgan Stanley & Co. International PLC	12/31/49	EUR	70	4,948	—	4,948
STOXX Europe 600 Utilities Index	Quarterly	3-month EURIBOR	Quarterly	Morgan Stanley & Co. International PLC	12/31/49	EUR	134	13,702	—	13,702

								$27,707	$—	$27,707

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Expiration Dates	Net Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Morgan Stanley & Co. International PLC	02/15/23	USD 2,846,318	$13,944	(b)	$2,861,280	6.6%

(a)	The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 25-988 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Euro Interbank Offer Rate EUR 1 Month

Intercontinental Exchange LIBOR USD 1 Month

USD Overnight Bank Funding Rate

(b)	Amount includes $(1,018) of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC, as of period end, expiration dates 02/15/23:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Auto Components
Aptiv PLC	867	$79,185	2.8%
Gestamp Automocion SA	13,702	112,579	3.9%

		191,764
Automobiles
Renault SA	2,049	222,255	7.8%

Banks
Barclays PLC	52,940	154,037	5.4%
BNP Paribas SA	3,731	295,013	10.3%
Credit Agricole SA	17,497	299,816	10.5%
Lloyds Banking Group PLC	79,689	75,293	2.6%
Standard Chartered PLC	13,629	151,106	5.3%

		975,265

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Chemicals
Akzo Nobel NV	1,131	$110,180	3.9%
Arkema SA	2,419	315,677	11.0%

		425,857
Construction & Engineering
Vinci SA	1,918	189,384	6.6%

Electric Utilities
Iberdrola SA	20,046	147,525	5.2%

Equity Real Estate Investment Trusts (REITs)
Gecina SA	1,600	280,205	9.8%

Hotels, Restaurants & Leisure
Compass Group PLC	1,437	30,530	1.1%

Insurance
Aviva PLC	10,165	70,416	2.5%
Legal & General Group PLC	19,432	70,003	2.4%
Phoenix Group Holdings	18,457	199,039	7.0%

30	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Insurance (continued)
Prudential PLC	20,925	$524,322	18.3%

		863,780
Paper & Forest Products
Mondi PLC	6,981	181,601	6.3%

Real Estate Management & Development
Aroundtown SA	39,003	297,637	10.4%

Road & Rail
ALD SA	7,279	118,801	4.2%

Textiles, Apparel & Luxury Goods
LVMH Moet Hennessy Louis Vuitton SE	1,046	312,856	10.9%

Transportation Infrastructure
Abertis Infraestructuras SA	12,985	309,864	10.8%
Aena SME SA	1,169	237,416	8.3%

		547,280

Total Reference Entity — Long		$4,784,740

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
Aerospace & Defense
Cobham PLC	(32,694)	$(50,755)	(1.8)%
Meggitt PLC	(19,781)	(122,598)	(4.3)%

		(173,353)
Banks
Metro Bank PLC	(293)	(15,871)	(0.6)%

Chemicals
Essentra PLC	(6,337)	(38,853)	(1.4)%
Johnson Matthey PLC	(2,448)	(105,201)	(3.7)%

		(144,054)
Commercial Services & Supplies
Aggreko PLC	(4,743)	(48,704)	(1.7)%
PayPoint PLC	(1,198)	(13,194)	(0.5)%
Serco Group PLC	(72,508)	(90,838)	(3.2)%

		(152,736)
Containers & Packaging
RPC Group PLC	(6,152)	(67,777)	(2.4)%

Diversified Telecommunication Services
Inmarsat PLC	(8,721)	(56,072)	(2.0)%

Electric Utilities
Red Electrica Corp SA	(6,431)	(125,127)	(4.4)%

Energy Equipment & Services
Vallourec SA	(10,754)	(57,820)	(2.0)%

Equity Real Estate Investment Trusts (REITs)
Klepierre SA	(2,006)	(82,638)	(2.9)%

Food & Staples Retailing
Carrefour SA	(3,759)	(86,179)	(3.0)%

Food Products
Dairy Crest Group PLC	(1,784)	(13,594)	(0.5)%
Glanbia PLC	(1,765)	(31,395)	(1.1)%

		(44,989)
Health Care Providers & Services
NMC Health PLC	(320)	(15,061)	(0.5)%

Hotels, Restaurants & Leisure
Greggs PLC	(4,448)	(72,892)	(2.5)%

Insurance
Admiral Group PLC	(1,329)	(33,668)	(1.2)%

Internet Software & Services
Auto Trader Group PLC	(4,464)	(22,386)	(0.8)%

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
Media
JCDecaux SA	(1,800)	$(69,769)	(2.4)%
Pearson PLC	(10,548)	(106,225)	(3.7)%
Publicis Groupe SA	(1,025)	(77,090)	(2.7)%
WPP PLC	(4,403)	(84,319)	(2.9)%

		(337,403)
Multi-Utilities
Engie SA	(4,035)	(62,931)	(2.2)%

Professional Services
Intertek Group PLC	(1,076)	(72,558)	(2.5)%

Software
Sage Group PLC	(1,339)	(12,697)	(0.4)%

Specialty Retail
Card Factory PLC	(5,118)	(13,916)	(0.5)%
Kingfisher PLC	(6,048)	(29,767)	(1.0)%
Lookers PLC	(36,579)	(44,517)	(1.6)%

		(88,200)
Textiles, Apparel & Luxury Goods
Burberry Group PLC	(2,499)	(52,441)	(1.8)%
HUGO BOSS AG	(431)	(38,363)	(1.3)%

		(90,804)
Trading Companies & Distributors
Travis Perkins PLC	(2,963)	(52,418)	(1.8)%

Wireless Telecommunication Services
Vodafone Group PLC	(19,969)	(55,826)	(2.0)%

Total Reference Entity — Short		$(1,923,460)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$2,861,280

CONSOLIDATED SCHEDULE OF INVESTMENTS	31

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Derivatives

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$27,362	$—	$—	$(12,025)	$—
OTC Derivatives	—	—	41,651	—	—
Options Written	—	—	—	—	(53,975)

(a)	Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation(a)	$—	$ —	$320,368	$ —	$203,034	$—	$ 523,402
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	1,693,888	—	—	1,693,888
Options purchased	Investments at value — unaffiliated(b)	—	—	191,035	—	—	—	191,035
Swaps — OTC	Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	41,651	—	—	—	41,651

		$—	$ —	$553,054	$1,693,888	$203,034	$—	$2,449,976

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation(a)	$—	$ —	$116,051	$ —	$ 34,597	$—	$ 150,648
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	1,472,281	—	—	1,472,281
Options written	Options written, at value	—	—	53,975	—	—	—	53,975
Swaps — centrally cleared	Net unrealized depreciation(a)	—	12,025	—	—	—	—	12,025

		$—	$12,025	$170,026	$1,472,281	$ 34,597	$—	$1,688,929

(a)	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(b)	Includes options purchased at value as reported in the Consolidated Schedule of Investments.

For the six months ended February 28, 2018, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	$—	$ —	$ 421,886	$ —	$53,687	$—	$ 475,573
Forward foreign currency exchange contracts	—	—	—	(1,166,316)	—	—	(1,166,316)
Options purchased(a)	—	—	(477,748)	—	—	—	(477,748)
Options written	—	—	82,242	—	—	—	82,242
Swaps	—	(60,168)	186,396	—		—	126,228

	$—	$(60,168)	$ 212,776	$(1,166,316)	$53,687	$—	$ (960,021)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$ —	$121,400	$ —	$193,867	$—	$ 315,267
Forward foreign currency exchange contracts	—	—	—	1,010,589	—	—	1,010,589
Options purchased(b)	—	—	(64,660)	—	—	—	(64,660)
Options written	—	—	44,737	—	—	—	44,737
Swaps	—	(8,202)	57,962	—	—	—	49,760

	$—	$(8,202)	$159,439	$1,010,589	$193,867	$—	$1,355,693

(a)	Options purchased are included in the net realized gain (loss) from investments.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

32	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$ 41,077,245
Average notional value of contracts — short	$178,225,445
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$ 72,569,697
Average amounts sold — in USD	$ 68,830,810
Options:
Average value of option contracts purchased	$ 341,432
Average value of option contracts written	$ 273,912
Credit default swaps:
Average notional value — buy protection	$ 730,000
Average notional value — sell protection	$ 450,000
Total return swaps:
Average notional value	$ 4,003,058

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets		Liabilities
Derivative Financial Instruments:
Futures contracts	$ 221,829		$ 216,423
Forward foreign currency exchange contracts	1,693,888		1,472,281
Options	191,035	(a)	53,975
Swaps — centrally cleared	27,069		—
Swaps — OTC(b)	41,651

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	$2,175,472		$1,742,679
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(439,933)		(270,398)

Total derivative assets and liabilities subject to an MNA	$1,735,539		$1,472,281

(a)	Includes options purchased at value which is included in Investments at value — unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Consolidated Statement of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)
J.P. Morgan Securities LLC	$ 44,510	$ (44,510)	$—	$—	$ —
JPMorgan Chase Bank N.A.	1,649,378	(1,396,186)	—	—	253,192
Morgan Stanley & Co. International PLC	41,651	—	—	—	41,651

	$1,735,539	$(1,440,696)	$—	$—	$294,843

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-cash Collateral Pledged	Cash Collateral Pledged(c)	Net Amount of Derivative Liabilities(d)(e)
Bank of America N.A.	$ 11,398	$ —	$—	$—	$11,398
J.P. Morgan Securities LLC	64,697	(44,510)	—	—	20,187
JPMorgan Chase Bank N.A.	1,396,186	(1,396,186)	—	—	—

	$1,472,281	$(1,440,696)	$—	$—	$31,585

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable on the Consolidated Statement of Assets and Liabilities.

CONSOLIDATED SCHEDULE OF INVESTMENTS	33

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$7,841,112	$2,000,000	$9,841,112
Common Stocks(a)	2,806,146	4,197,811	241,751	7,245,708
Corporate Bonds(a)	—	5,705,941	—	5,705,941
Floating Rate Loan Interests(a)	—	1,987,676	797,758	2,785,434
Foreign Government Obligations	—	310,268	—	310,268
Investment Companies	24,519,229	—	—	24,519,229
Non-Agency Mortgage-Backed Securities	—	6,839,351	—	6,839,351
Other Interests	—	—	12	12
Preferred Securities(a)	3,611,675	1,638,562	—	5,250,237
U.S. Government Sponsored Agency Securities	—	3,168,042	—	3,168,042
Warrants(a)	1,045,347	2,096	—	1,047,443
Short-Term Securities	28,571,086	—	—	28,571,086
Options Purchased:
Equity Contracts.	191,035	—	—	191,035
Liabilities:
Investments Sold Short(a)	(9,284,317)	(3,220,038)	—	(12,504,355)

	$51,460,201	$28,470,821	$3,039,521	$82,970,543

Derivative Financial Instruments(b)
Assets:
Equity contracts	$320,368	$41,651	$—	$362,019
Foreign currency exchange contracts	—	1,693,888	—	1,693,888
Interest rate contracts	203,034	—	—	203,034
Liabilities:
Credit contracts	—	(12,025)	—	(12,025)
Equity contracts	(170,026)	—	—	(170,026)
Foreign currency exchange contracts	—	(1,472,281)	—	(1,472,281)
Interest rate contracts	(34,597)	—	—	(34,597)

	$318,779	$251,233	$—	$570,012

(a)	See above Consolidated Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the six months ended February 28, 2018, there were no transfers between Level 1 and Level 2.

34	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Multi-Manager Alternative Strategies Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Total
Assets:
Opening Balance, as of 08/31/17	$—	$23,087	$—	$499,997	$12	$523,096
Transfers into Level 3	—	229,365	—	—	—	229,365
Transfers out of Level 3	—	(2,080)	—	—	—	(2,080)
Accrued discounts/premiums	—	—	(1)	(826)	—	(827)
Net realized gain (loss)	—	—	—	(37)	—	(37)
Net change in unrealized appreciation (depreciation)(a)(b)	—	(8,621)	1	(3,963)	—	(12,583)
Purchases	2,000,000	—	—	396,701	—	2,396,701
Sales	—	—	—	(94,114)	—	(94,114)

Closing Balance, as of 02/28/18	$2,000,000	$241,751	$—	$797,758	$12	$3,039,521

Net change in unrealized appreciation (depreciation) on investments still held at 02/28/18(b)	$—	$(8,621)	$1	$(3,963)	$—	$(12,583)

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 28, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.
(b)	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS	35

Consolidated Statement of Assets and Liabilities  (unaudited)

February 28, 2018

BlackRock Multi-Manager Alternative Strategies Fund

ASSETS
Investments at value — unaffiliated (cost — $45,255,282)	$46,393,334
Investments at value — affiliated (cost — $49,064,770)	49,081,564
Cash	4,758
Cash held for investments sold short	11,214,659
Due from broker	1,047,235
Cash pledged:
Collateral — options written	600,000
Collateral — OTC derivatives	410,000
Futures contracts	3,376,154
Centrally cleared swaps	70,525
Foreign currency at value — (cost — $408,773)	408,729
Receivables:
Investments sold	2,037,056
Capital shares sold	45,650
Dividends — affiliated	27,556
Dividends — unaffiliated	15,234
Interest — unaffiliated	214,018
From the Manager	111,217
Swaps	13,391
Variation margin on futures contracts	221,829
Variation margin on centrally cleared swaps	27,069
Unrealized appreciation on:
Forward foreign currency exchange contracts	1,693,888
OTC — Swaps	41,651
Prepaid expenses	25,162

Total assets	117,080,679

LIABILITIES
Investments sold short at value — unaffiliated (proceeds — $10,987,779)	11,527,595
Investments sold short at value — affiliated (proceeds — $1,005,129)	976,760
Foreign bank overdraft — (cost — $9,392)	9,364
Due to broker	387,804
Options written at value (premiums received — $77,914)	53,975
Payables:
Investments purchased	635,381
Capital shares redeemed	17,529
Dividends on short sales	2,762
Interest expense	7,257
Investment advisory fees	109,651
Officer’s and Trustees’ fees	2,946
Other accrued expenses	507,126
Other affiliates	79
Service and distribution fees	363
Variation margin on futures contracts	216,423
Unrealized depreciation on forward foreign currency exchange contracts	1,472,281
Total liabilities	15,927,296

NET ASSETS	$101,153,383

NET ASSETS CONSIST OF
Paid-in capital	101,740,750
Undistributed net investment income	129,535
Accumulated net realized loss	(1,980,574)
Net unrealized appreciation (depreciation)	1,263,672

NET ASSETS	$101,153,383

36	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Assets and Liabilities  (unaudited) (continued)

February 28, 2018

BlackRock Multi-Manager Alternative Strategies Fund

NET ASSET VALUE
Institutional
Net assets	$100,249,996

Shares outstanding(a)	10,098,476

Net asset value	$9.93

Investor A
Net assets	$602,214

Shares outstanding(a)	61,059

Net asset value	$9.86

Investor C
Net assets	$301,173

Shares outstanding(a)	30,869

Net asset value	$9.76

(a)	Unlimited number of shares authorized, $0.001 par value.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	37

Consolidated Statement of Operations  (unaudited)

Six Months Ended February 28, 2018

BlackRock Multi-Manager Alternative Strategies Fund

INVESTMENT INCOME
Interest — unaffiliated	$1,311,548
Dividends — unaffiliated	207,353
Dividends — affiliated.	181,780
Foreign taxes withheld	(3,511)

Total investment income	1,697,170

EXPENSES
Investment advisory	898,145
Accounting services	127,208
Professional	58,436
Administration	24,948
Printing	23,838
Custodian	22,783
Registration	20,537
Officer and Trustees	4,828
Transfer agent — class specific	2,722
Service and distribution — class specific	2,199
Miscellaneous	34,828

Total expenses excluding interest expense, dividend expense and broker fees and expenses on short sales	1,220,472
Dividend expense — unaffiliated	85,827
Dividend expense — affiliated	52,497
Interest expense	19,653
Broker fees and expenses on short sales.	29,858

Total expenses	1,408,307
Less:
Administration fees waived	(24,948)
Transfer agent fees waived and/or reimbursed — class specific	(2,548)
Fees waived and/or reimbursed by the Manager	(360,524)

Total expenses after fees waived and/or reimbursed	1,020,287

Net investment income	676,883

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	2,544,451
Investments — affiliated	4,634
Capital gain distributions from investment companies — affiliated	746,664
Foreign currency transactions	135,282
Forward foreign currency exchange contracts	(1,166,316)
Futures contracts	475,573
Options written	82,242
Short sales — unaffiliated	(1,305,799)
Short sales — affiliated	(22,678)
Swaps	126,228

1,620,281

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(1,448,038)
Investments — affiliated	(697,371)
Foreign currency translations	(28,447)
Forward foreign currency exchange contracts	1,010,589
Futures contracts	315,267
Options written	44,737
Short sales — unaffiliated	(14,971)
Short sales — affiliated	77,677
Swaps	49,760

(690,797)

Net realized and unrealized gain	929,484

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,606,367

See notes to consolidated financial statements.

38	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

	BlackRock Multi-Manager Alternative Strategies Fund
	Six Months Ended 02/28/18 (unaudited)	Year Ended 08/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$676,883	$827,866
Net realized gain	1,620,281	623,150
Net change in unrealized appreciation (depreciation)	(690,797)	1,562,967

Net increase in net assets resulting from operations	1,606,367	3,013,983

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	—	(1,749,091)
Investor A	—	(49,510)
Investor C	—	(1,419)

Decrease in net assets resulting from distributions to shareholders	—	(1,800,020)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(372,823)	(4,200,867)

NET ASSETS
Total increase (decrease) in net assets	1,233,544	(2,986,904)
Beginning of period	99,919,839	102,906,743

End of period	$101,153,383	$99,919,839

Undistributed (distributions in excess of) net investment income, end of period	$129,535	$(407,755)

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to consolidated financial statements.

FINANCIAL STATEMENTS	39

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Multi-Manager Alternative Strategies Fund
	Institutional
	Six Months Ended 02/28/18(a)		Year Ended August 31,					Period from 08/07/14(b) to 08/31/14
	(unaudited)		2017(a)		2016(a)		2015(a)
Net asset value, beginning of period	$9.77		$9.66		$9.77		$10.06	$10.00

Net investment income (loss)(c)	0.05		0.08		0.07		0.01	(0.01)
Net realized and unrealized gain (loss)	0.11		0.20		(0.14)		(0.19)	0.07

Net increase (decrease) from investment operations	0.16		0.28		(0.07)		(0.18)	0.06

Distributions(d)
From net investment income	—		(0.17)		(0.04)		(0.09)	—
From net realized gain	—		—		—		(0.02)	—

Total distributions	—		(0.17)		(0.04)		(0.11)	—

Net asset value, end of period	$9.93		$9.77		$9.66		$9.77	$10.06

Total Return(e)
Based on net asset value	1.64	%(f)	2.93%		(0.68)%		(1.84)%	0.60	%(f)

Ratios to Average Net Assets(g)
Total expenses	2.82	%(h)	3.11	%(i)	3.29	%(i)	3.33%	3.97	%(h)(j)

Total expenses after fees waived and/or reimbursed	2.04	%(h)	2.49%		2.27%		2.33%	2.43	%(h)

Total expenses after fees waived and/or reimbursed and excluding interest expense, dividend expense and broker fees and expenses on short sales	1.66	%(h)	1.83%		1.72%		2.03%	2.35	%(h)

Net investment income (loss)	1.36	%(h)	0.82%		0.72%		0.14%	(1.22	)%(h)

Supplemental Data
Net assets, end of period (000)	$100,250		$99,147		$99,092		$101,167	$100,549

Portfolio turnover rate	89%		177%		234%		190%	5%

(a) Consolidated Financial Highlights.

(b) Commencement of operations.

(c)  Based on average shares outstanding.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e) Where applicable, assumes the reinvestment of distributions.

(f)  Aggregate total return.

(g) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 02/28/18(a)	Year Ended August 31,			Period from 08/07/14(b) to 08/31/14
	(unaudited)	2017(a)	2016(a)	2015(a)
Investments in underlying funds	0.39%	0.19%	0.29%	0.35%	0.41	%(h)

(h)	Annualized.
(i)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(j)	Organization costs and audit expenses were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 7.04%.

See notes to consolidated financial statements.

40	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights   (continued)

(For a share outstanding throughout each period)

	BlackRock Multi-Manager Alternative Strategies Fund (continued)
	Investor A
	Six Months Ended 02/28/18(a)		Year Ended August 31,			Period from 08/07/14(b) to 08/31/14
	(unaudited)		2017(a)	2016(a)	2015(a)
Net asset value, beginning of period	$9.72		$9.61	$9.74	$10.06	$10.00

Net investment income (loss)(c)	0.04	(d)	0.05	0.01	0.03	(0.01)
Net realized and unrealized gain (loss)	0.10		0.21	(0.10)	(0.24)	0.07

Net increase (decrease) from investment operations	0.14		0.26	(0.09)	(0.21)	0.06

Distributions(e)
From net investment income	—		(0.15)	(0.04)	(0.09)	—
From net realized gain	—		—	—	(0.02)	—

Total distributions	—		(0.15)	(0.04)	(0.11)	—

Net asset value, end of period	$9.86		$9.72	$9.61	$9.74	$10.06

Total Return(f)
Based on net asset value	1.44	%(g)	2.69%	(0.96)%	(2.15)%	0.60	%(g)

Ratios to Average Net Assets(h)
Total expenses	3.42	%(i)	3.48%	3.77%	3.96%	4.47	%(i)(j)

Total expenses after fees waived and/or reimbursed	2.29	%(i)	2.68%	2.62%	2.45%	2.69	%(i)

Total expenses after fees waived and/or reimbursed and excluding interest expense, dividend expense and broker fees and expenses on short sales	1.91	%(i)	2.10%	2.01%	2.10%	2.60	%(i)

Net investment income (loss)	1.01	%(i)	0.47%	0.14%	0.30%	(1.48	)%(i)

Supplemental Data
Net assets, end of period (000)	$602		$485	$3,259	$1,086	$102

Portfolio turnover rate	89%		177%	234%	190%	5%

(a) Consolidated Financial Highlights.

(b) Commencement of operations.

(c)  Based on average shares outstanding.

(d) Amount is less than $0.005 per share.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(f)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(g) Aggregate total return.

(h) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 02/28/18(a)	Year Ended August 31,			Period from 08/07/14(b) to 08/31/14
	(unaudited)	2017(b)	2016(b)	2015(b)
Investments in underlying funds	0.39%	0.19%	0.29%	0.35%	0.41	%(i)

(i)	Annualized.
(j)	Organization costs and audit expenses were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 7.51%.

See notes to consolidated financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Multi-Manager Alternative Strategies Fund (continued)
	Investor C
	Six Months Ended 02/28/18(a)		Year Ended August 31,			Period from 08/07/14(b) to 08/31/14
	(unaudited)		2017(a)	2016(a)	2015(a)
Net asset value, beginning of period	$9.65		$9.50	$9.67	$10.05	$10.00

Net investment loss(c)	0.00	(d)	(0.01)	(0.02)	(0.05)	(0.02)
Net realized and unrealized gain (loss)	0.11		0.19	(0.15)	(0.23)	0.07

Net increase (decrease) from investment operations	0.11		0.18	(0.17)	(0.28)	0.05

Distributions(e)
From net investment income	—		(0.03)	—	(0.08)	—
From net realized gain	—		—	—	(0.02)	—

Total distributions	—		(0.03)	—	(0.10)	—

Net asset value, end of period	$9.76		$9.65	$9.50	$9.67	$10.05

Total Return(f)
Based on net asset value	1.14	%(g)	1.93%	(1.76)%	(2.80)%	0.50	%(g)

Ratios to Average Net Assets(h)
Total expenses	4.03	%(i)	4.23%	4.33%	4.79%	5.20	%(i)(j)

Total expenses after fees waived and/or reimbursed	3.04	%(i)	3.41%	3.26%	3.22%	3.44	%(i)

Total expenses after fees waived and/or reimbursed and excluding interest expense, dividend expense and broker fees and expenses on short sales	2.66	%(i)	2.84%	2.71%	2.85%	3.35	%(i)

Net investment income (loss)	0.37	%(i)	(0.06)%	(0.23)%	(0.49)%	(2.23	)%(i)

Supplemental Data
Net assets, end of period (000)	$301		$288	$556	$640	$101

Portfolio turnover rate	89%		177%	234%	190%	5%

(a) Consolidated Financial Highlights.

(b) Commencement of operations.

(c)  Based on average shares outstanding.

(d) Amount is less than $0.005 per share.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(f)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(g) Aggregate total return.

(h) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 02/28/18(a)	Year Ended August 31,			Period from 08/07/14(b) to 08/31/14
	(unaudited)	2017(b)	2016(b)	2015(b)
Investments in underlying funds	0.39%	0.19%	0.29%	0.35%	0.41	%(i)

(i)	Annualized.
(j)	Organization costs and audit expenses were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 8.27%.

See notes to consolidated financial statements.

42	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. These financial statements relate to one series of the Trust, BlackRock Multi-Manager Alternative Strategies Fund (the “Fund”) is a series of the Trust. The Fund’s classification changed from non-diversified to diversified.

On April 19, 2018, the Board approved a proposal to close the Fund to new investors and thereafter to liquidate the Fund. Effective June 22, 2018, the Fund will no longer accept purchase orders from new investors. The liquidation is expected to occur on or about June 29, 2018.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional Shares.	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes		None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

Basis of Consolidation: The accompanying consolidated financial statements of the Fund include the account of Cayman Multi-Manager Alternatives Fund, Ltd. (the “Subsidiary”), which is a wholly-owned subsidiary of the Fund and primarily invests in commodity-related instruments and other derivatives. The Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary as of period end were $1,616,510, which is 1.6% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Subsidiary may invest without limitation in commodity-related instruments.

2.	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income and non-cash dividend income are recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Defensive Positions: Investment policies may vary for temporary defensive purposes during periods in which the investment adviser believes that conditions in the securities markets or other economic, financial or political conditions warrant. Under such conditions, the Fund may invest up to 100% of its total assets in U.S. Government securities, certificates of deposit, repurchase agreements that involve purchases of debt securities, bankers’ acceptances and other bank obligations, commercial paper, money market funds and/or other debt securities, or may hold its assets in cash. The investment adviser applies this defensive posture as applicable and is consistent with the Fund’s investment policies.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	43

Notes to Consolidated Financial Statements  (continued)

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, swaps and short sales) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.

Recent Accounting Standard: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

44	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (continued)

•	Futures contracts traded on exchanges are valued at their last sale price.

•	Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•	Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Options are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•	Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

For investments in equity or debt issued by privately-held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs:

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach

(i)   recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii)  recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)   future cash flows discounted to present and adjusted as appropriate for liquidity, credit and/or market risks;

(ii)  quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)   audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii)  changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	45

Notes to Consolidated Financial Statements  (continued)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

46	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (continued)

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

Short Sale Transactions (Corporate Bonds): In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is shown as interest expense in the Consolidated Statement of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.

Short Sale Transactions (Investments Sold Short): In short sale transaction, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	47

Notes to Consolidated Financial Statements  (continued)

position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Consolidated Statement of Assets and Liabilities. Securities segregated as collateral are denoted in the Consolidated Schedule of Investments. A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the Consolidated Statement of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Consolidated Statement of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain, limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked to market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: The Fund purchases and writes call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

48	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (continued)

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Consolidated Statement of Operations.

•	Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•	Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market (e.g., fixed-income) with another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

•	Total return basket swaps — Total return swaps are entered into to obtain exposure to a portfolio of long and short securities without owning such securities.

Under the terms of a contract, the swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	49

Notes to Consolidated Financial Statements  (continued)

counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statement of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fee
Not exceeding $1 Billion	1.80%
In excess of $1 Billion but not more than $3 Billion	1.69
In excess of $3 Billion but not more than $5 Billion	1.62
In excess of $5 Billion but not more than $10 Billion	1.57
In excess of $10 Billion	1.53

The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund’s net assets, which includes the assets of the Subsidiary.

With respect to the Fund, the Manager entered into separate sub-advisory agreements with Benefit Street Partners, LLC (“BSP”), GLG Partners LP (“GLG”), Ionic Capital Management LLC (“ION”), LibreMax Capital, LLC (“LMC”), Marathon Asset Management, LP (“Marathon”), Pine River Capital Management L.P. (“Pine River”), and QMS Capital Management LP (“QMS”). The Manager pays BSP, GLG, ION, LMC, Marathon and QMS, for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

Effective March 6, 2018, the sub-advisory agreement between the Manager and Pine River was terminated. As a result, the Fund’s assets managed by Pine River were re-allocated to the Fund’s other unaffiliated sub-advisers and to mutual funds affiliated with the Manager. Prior to the termination date, the Manager paid Pine River, for services it provided, a monthly fee that was a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Investor A	Investor C
Distribution Fee	—%	0.75%
Service Fee	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

50	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements   (continued)

For the six months ended February 28, 2018, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Investor A	Investor C	Total
$680	$1,519	$2,199

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Consolidated Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.05%
$500 Million - $1 Billion	0.04
Greater than $1 Billion.	0.03

The Manager may have, at its discretion, voluntarily waived all or any portion of its administration fees for the Fund or a share class.

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended February 28, 2018, the Fund did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended February 28, 2018, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations:

Institutional	Investor A	Investor C	Total
$117	$31	$7	$155

For the six months ended February 28, 2018, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

Institutional	Investor A	Investor C	Total
$1,439	$955	$328	$2,722

Other Fees: For the six months ended February 28, 2018, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $166.

For the six months ended February 28, 2018, affiliates received no CDSCs fees.

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to the Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended February 28, 2018, the amount waived was $9,590.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through December 31, 2018. This contractual agreement may be terminated upon 90 days’ notice by a majority of the independent trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended February 28, 2018, the Fund waived $138,278 in investment advisory fees pursuant to this arrangement.

With respect to the Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitation as a percentage of average daily net assets is 0.16%.

The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement through December 31, 2018, unless approved by the Board, including a majority of the independent trustees of the Trust, or by a majority of the outstanding voting securities of the Fund. For the six months ended February 28, 2018, the Manager reimbursed expenses of $212,656, and waived $24,948, which is included in fees waived/or reimbursed by the Manager and Administration fees waived, respectively, in the Consolidated Statement of Operations.

These amounts waived and/or reimbursed are shown as transfer agent fees waived and/or reimbursed — class specific in the Consolidated Statement of Operations. For the six months ended February 28, 2018, class specific expense waivers and/or reimbursements are as follows:

	Institutional	Investor A	Investor C	Total
Transfer agent fees waived and/or reimbursed	$1,268	$954	$326	$2,548

With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	51

Notes to Consolidated Financial Statements  (continued)

such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time.

On February 28, 2018, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring August 31,
	2018	2019	2020
Fund Level	$784,596	$496,127	$237,604
Institutional	5,864	5,564	1,268
Investor A	3,206	5,497	954
Investor C	382	1,064	326

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the Fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended February 28, 2018, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Consolidated Statement of Operations.

7.	PURCHASES AND SALES

For the six months ended February 28, 2018, purchases and sales of investments, excluding short-term securities, were $60,832,406 and $64,955,450, respectively.

8.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for the three years ended August 31, 2017 and the period ended August 31, 2014. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of August 31, 2017, the Fund had a capital loss carryforward, with no expiration dates, available to offset its future realized capital gains of $1,706,624.

As of February 28, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$96,664,575

Gross unrealized appreciation	$6,081,326
Gross unrealized depreciation	(7,134,524)

Net unrealized depreciation	$(1,053,198)

9.	BANK BORROWINGS

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage

52	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements   (continued)

and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Consolidated Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended February 28, 2018, the Fund did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease the Fund’s ability to buy or sell bonds. As a result, the Fund may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If the Fund needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Fund.

For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.

With exchange-traded options purchased, futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	53

Notes to Consolidated Financial Statements  (continued)

own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Concentration Risk: The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.

As of period end, the Fund invested a significant portion of its assets in securities in the information technology sector. Changes in economic conditions affecting such sector would have a greater impact on the Fund and could affect the value, income and/or liquidity of positions in such securities.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 02/28/18		Year Ended 08/31/17
	Shares	Amount	Shares	Amount
Institutional
Shares sold	757	$7,450	13,942	$136,257
Shares issued in reinvestment of distributions	—	—	4,188	40,546
Shares redeemed	(50,854)	(499,692)	(130,224)	(1,273,342)

Net decrease	(50,097)	$(492,242)	(112,094)	$(1,096,539)

Investor A
Shares sold	21,841	$214,662	108,408	$1,054,418
Shares issued in reinvestment of distributions	—	—	4,978	48,033
Shares redeemed	(10,711)	(105,371)	(402,676)	(3,930,389)

Net increase (decrease)	11,130	$109,291	(289,290)	$(2,827,938)

Investor C
Shares sold	3,589	$34,993	2,537	$24,500
Shares issued in reinvestment of distributions	—	—	110	1,060
Shares redeemed	(2,553)	(24,865)	(31,291)	(301,950)

Net increase (decrease)	1,036	$10,128	(28,644)	$(276,390)

Total Net Decrease	(37,931)	$(372,823)	(430,028)	$(4,200,867)

As of February 28, 2018, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Fund, were as follows:

Institutional	Investor A	Investor C
9,980,000	10,000	10,000

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and the following item was noted:

On April 19, 2018, the Board approved a proposal to close the Fund to new investors and thereafter to liquidate the Fund. Effective June 22, 2018, the Fund will no longer accept purchase orders from new investors. The liquidation is expected to occur on or about June 29, 2018.

54	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Rodney D. Johnson, Chair of the Board(a) and Trustee

Mark Stalnecker, Chair Elect of the Board(a) and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Robert Fairburn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

(a)	Mr. Stalnecker was approved as Chair Elect of the Board effective January 1, 2018. It is expected that, effective January 1, 2019, Mr. Stalnecker will assume the position of Chair of the Board and Mr. Johnson will retire as Chair of the Board.

Effective February 22, 2018, Barbara G. Novick resigned, and Robert Fairbairn was appointed, as an Interested Trustee of the Trust.

Investment Adviser and	Sub-Advisers		Custodian
Administrator	Benefit Street Partners, LLC	Marathon Asset Management, LP	The Bank of New York Mellon
BlackRock Advisors, LLC	New York, NY 10019	New York, NY 10036	New York, NY 10286
Wilmington, DE 19809
	GLG Partners LP	QMS Capital Management LP	Independent Registered Public
Legal Counsel	London, W1J 5HB	Durham, NC 27707	Accounting Firm
Sidley Austin LLP	United Kingdom		Deloitte & Touche LLP
New York, NY 10019			Philadelphia, PA 19103
Ionic Capital Management LLC
Accounting Agent	New York, NY 10017		Distributor
and Transfer Agent			BlackRock Investments, LLC
BNY Mellon Investment	LibreMax Capital, LLC		New York, NY 10022
Servicing (US) Inc.	New York, NY 10022
Wilmington, DE 19809			Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

TRUSTEE AND OFFICER INFORMATION	55

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Portfolio Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRA’s, SEP IRA’s and 403(b) Plans.

56	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ADDITIONAL INFORMATION	57

Glossary of Terms Used in This Report

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

USD	U.S. Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

ASX	Australia Stock Exchange

AMT	Alternative Minimum Tax (subject to)

CDOR	Canadian Dollar Offered Rate

CLO	Collateralized Loan Obligation

EAFE	Europe, Australasia and Far East

ETF	Exchange-Traded Fund

ETN	Exchange-Traded Note

EURIBOR	Euro Interbank Offered Rate

FKA	Formerly Known As

FTSE	Financial Times Stock Exchange

LIBOR	London Interbank Offered Rate

MIB	Milano Italia Borsa

MSCI	Morgan Stanley Capital International

OTC	Over-the-counter

S&P	Standard & Poor’s

SDR	Special Drawing Rights

SPDR	Standard & Poor’s Depositary Receipts

TOPIX	Tokyo Stock Price Index

58	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

MMAS-2/18-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(a)(4) – Not Applicable

2

(b) – Certifications – Attached hereto

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: May 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: May 4, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: May 4, 2018

4